Nuveen Arizona Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.2%
	MUNICIPAL BONDS – 95.2%
	Education and Civic Organizations – 20.3%
$1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B, 5.000%, 7/01/47	7/26 at 100.00	AA	$1,161,860
500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41	7/25 at 100.00	AA	570,205
1,620	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	AA	1,926,520
635	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44	8/30 at 100.00	Aa3	718,293
940	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2014, 5.000%, 8/01/44	8/24 at 100.00	Aa3	1,036,444
1,500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	1,709,760
1,250	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2016, 5.000%, 6/01/38	6/26 at 100.00	Aa2	1,469,050
500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Series 2019A, 5.000%, 6/01/38	6/29 at 100.00	Aa2	626,765
215	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A, 5.125%, 7/01/37, 144A	7/26 at 100.00	BB	240,376
220	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA-	251,440
25	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	28,278
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017F:
300	5.000%, 7/01/37	7/27 at 100.00	AA-	350,031
705	5.000%, 7/01/47	7/27 at 100.00	AA-	805,752
150	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	166,809
230	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A, 6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	240,628
775	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017A, 5.000%, 3/01/48	9/27 at 100.00	AA-	894,854
1,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	AA-	1,315,071
125	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%, 7/01/27, 144A	No Opt. Call	BB	133,654
135	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	AA-	158,883

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$180	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A	7/26 at 100.00	BB+	$206,681
500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project, Series 2020A-2, 6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	564,070
105	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 4.000%, 7/01/30, 144A	7/28 at 100.00	BB-	107,612
2,950	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A, 5.000%, 10/01/45	10/29 at 100.00	BBB+	3,440,378
1,160	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Refunding Series 2019, 5.000%, 7/01/37	7/29 at 100.00	BBB	1,378,161
145	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	171,535
210	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%, 7/01/48	7/27 at 100.00	AA-	243,640
780	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43	1/30 at 100.00	AA-	946,234
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A:
750	5.000%, 7/01/39	7/29 at 100.00	AA-	904,440
335	5.000%, 7/01/49	7/29 at 100.00	AA-	395,880
380	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	412,479
600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa3	668,724
3,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2020, 4.000%, 7/01/50	1/30 at 100.00	A2	3,366,060
775	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	902,379
695	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	761,783
800	Northern Arizona University, System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	905,784
1,000	Northern Arizona University, System Revenue Bonds, Refunding Series 2020B, 5.000%, 6/01/39 – BAM Insured	6/30 at 100.00	AA	1,242,560
25	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	26,984
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42	9/22 at 100.00	BB	412,112
690	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	BB+	705,477
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%, 7/01/41	7/25 at 100.00	BBB-	438,408

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$220	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	$237,272
350	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB+	382,620
610	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/45, 144A	9/30 at 100.00	Ba2	658,306
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015:
100	3.250%, 7/01/25	No Opt. Call	BBB-	103,514
250	5.000%, 7/01/35	7/25 at 100.00	BBB-	274,210
800	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Vista College Preparatory Project, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	AA-	943,576
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A3	1,150,710
1,125	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (4)	6/22 at 100.00	A	1,164,229
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
100	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	93,582
320	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	291,856
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	105,794
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	26,260
85	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	96,582
215	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	215,393
250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	268,707
145	Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017, 5.000%, 7/01/34 – BAM Insured	7/26 at 100.00	AA	173,153
470	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 – BAM Insured	6/24 at 100.00	AA	527,382
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/22	No Opt. Call	AA-	265,937
500	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	541,130
34,770	Total Education and Civic Organizations			39,526,267
	Health Care – 13.9%
590	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	AA-	652,924

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,480	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	A1	$1,524,933
1,510	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42	12/24 at 100.00	A+	1,698,055
	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children's National Prince County Regional Medical Center, Series 2020A:
105	4.000%, 9/01/36	9/30 at 100.00	A1	123,106
890	4.000%, 9/01/38	9/30 at 100.00	A1	1,036,334
405	4.000%, 9/01/39	9/30 at 100.00	A1	470,290
250	4.000%, 9/01/46	9/30 at 100.00	A1	284,898
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
1,100	3.000%, 2/01/39	2/30 at 100.00	A1	1,164,515
4,195	4.000%, 2/01/50	2/30 at 100.00	A1	4,683,676
600	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A+	744,660
65	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51	3/31 at 100.00	A+	75,243
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750	5.000%, 1/01/32	1/27 at 100.00	AA-	2,120,300
2,000	5.000%, 1/01/35	1/27 at 100.00	AA-	2,400,940
1,000	5.000%, 1/01/38	1/27 at 100.00	AA-	1,188,150
2,850	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44	7/29 at 100.00	AA-	3,257,407
1,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%, 1/01/45	7/30 at 100.00	AA-	1,152,840
580	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Northern Arizona Healthcare System, Refunding Series 2011, 5.250%, 10/01/26	10/21 at 100.00	AA-	594,894
295	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016, 5.000%, 8/01/36	8/26 at 100.00	A+	341,613
750	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33	8/23 at 100.00	A+	815,970
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2019:
815	5.000%, 8/01/39	8/29 at 100.00	A+	1,008,098
1,060	4.000%, 8/01/43	8/29 at 100.00	A+	1,180,342
500	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32	8/24 at 100.00	A	563,680
23,790	Total Health Care			27,082,868

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.2%
$500	Arizona Industrial Development Authority, Student Housing Revenue Bonds, Provident Group - NCCU Properties LLC- North Carolina Central University, Series 2019A, 5.000%, 6/01/38 – BAM Insured	6/29 at 100.00	AA	$597,020
1,765	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Western Groves Apartments Project, Series 2001B, Pass through Certificates Series 2002-4, 5.800%, 11/01/34 (AMT) (Mandatory Put 11/01/21)	3/21 at 100.00	N/R	1,767,189
2,265	Total Housing/Multifamily			2,364,209
	Long-Term Care – 1.5%
120	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	108,342
1,000	Glendale Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series 2020A, 5.000%, 5/15/41	5/26 at 103.00	BBB-	1,130,240
935	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	952,522
220	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	224,156
530	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	570,762
2,805	Total Long-Term Care			2,986,022
	Tax Obligation/General – 13.8%
550	Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	665,137
765	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	AAA	872,590
860	El Mirage, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	906,345
1,000	Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General Obligation Bonds, Series 2021, 4.000%, 7/01/45	7/30 at 100.00	AA	1,159,980
425	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30	7/23 at 100.00	Aaa	477,029
1,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	Aaa	1,166,870
1,500	Marana Unified School District No 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	1,796,235
810	Maricopa County Elementary School District 68, Alhambra, Arizona, General Obligation Bonds, Project of 2017, Series 2019B, 4.000%, 7/01/39	7/28 at 100.00	AA	915,073
675	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds, School Improvement, Project 2020, Series 202A, 4.000%, 7/01/38 – AGM Insured (WI/DD, Settling 3/18/21)	7/30 at 100.00	AA	790,121
1,045	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 1990, Series 1990A, 5.000%, 7/01/38	7/28 at 100.00	Aa1	1,290,115
370	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%, 7/01/37	7/27 at 100.00	Aa1	447,770

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$600	Maricopa County School District 28 Kyrene Elementary, Arizona, General Obligation Bonds, School Improvement, Project 2017 Series 2020B, 4.000%, 7/01/40	7/29 at 100.00	Aaa	$700,908
1,050	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2018C, 5.000%, 7/01/35	7/28 at 100.00	Aa3	1,275,004
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	1,216,070
265	Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, Improvement Second Series 2020, 4.000%, 7/01/40	7/29 at 100.00	AAA	317,952
1,000	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, School Improvement Series 2020, 4.000%, 7/01/38	7/29 at 100.00	Aa1	1,174,010
860	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E, 5.000%, 7/01/35	7/27 at 100.00	AAA	1,046,388
2,000	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AAA	2,420,380
260	Mesa, Arizona, General Obligation, Series 2020, 3.000%, 7/01/33	7/30 at 100.00	AAA	287,407
750	Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017, 5.000%, 7/01/35	7/27 at 100.00	Aa3	897,480
690	Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AA-	830,270
335	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA	341,120
1,125	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,274,074
500	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project of 2011, Series 2013B, 5.000%, 7/01/32 – BAM Insured	7/23 at 100.00	AA	548,985
750	Pima County Unified School District 20 Vail, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 – AGM Insured	7/25 at 100.00	AA	875,498
750	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement, Project of 2014, Series 2019E, 4.000%, 7/01/39 – AGM Insured	7/29 at 100.00	AA	884,573
800	Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A, 5.000%, 7/01/36 – BAM Insured	7/27 at 100.00	AA	954,664
500	Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%, 7/01/33	7/29 at 100.00	AA+	596,705
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B:
360	4.500%, 7/01/33	7/24 at 100.00	AA-	396,565
335	4.500%, 7/01/34	7/24 at 100.00	AA-	368,456
22,930	Total Tax Obligation/General			26,893,774
	Tax Obligation/Limited – 21.9%
100	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	103,273

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$330	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	$342,639
120	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA	132,656
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,166,400
475	Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43	7/29 at 100.00	N/R	507,628
675	Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	N/R	726,712
95	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)	7/27 at 100.00	N/R	72,767
500	Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%, 7/01/30 – RAAI Insured	7/25 at 100.00	AA	586,915
450	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	477,045
500	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – AGM Insured	7/27 at 100.00	AA	589,185
1,000	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	1,185,270
1,300	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2019, 4.000%, 7/15/39 – BAM Insured	7/29 at 100.00	AA	1,463,813
143	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38	7/23 at 100.00	N/R	146,452
299	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43	7/27 at 100.00	N/R	316,671
500	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 12, Series 2021, 3.250%, 7/01/35	7/30 at 100.00	N/R	507,240
	Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation Bonds, Series 2020:
315	4.000%, 7/15/30	No Opt. Call	N/R	345,848
480	4.000%, 7/15/35	7/30 at 100.00	N/R	512,021
295	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32 – AGM Insured	7/27 at 100.00	AA	348,404
345	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	367,594
750	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016, 4.000%, 7/15/36 – BAM Insured	7/26 at 100.00	AA	849,638
260	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	316,350
1,500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2020, 4.000%, 7/15/40 – BAM Insured	7/30 at 100.00	AA	1,759,770
256	Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017, 5.200%, 7/01/37	7/27 at 100.00	N/R	265,902

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Series 2012C, 4.000%, 7/01/38	1/23 at 100.00	AA	$1,045,030
400	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32	7/26 at 100.00	A1	444,576
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	1,026,320
165	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – BAM Insured	7/27 at 100.00	AA	192,925
	Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020:
500	3.000%, 7/01/39	7/30 at 100.00	AA+	536,520
115	4.000%, 7/01/40	7/30 at 100.00	AA+	135,393
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA-	304,563
1,625	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	AAA	1,899,966
810	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36	12/22 at 100.00	A	866,327
500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	564,270
1,500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%, 8/01/38	8/28 at 100.00	AA	1,711,335
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,250	4.550%, 7/01/40	7/28 at 100.00	N/R	1,362,562
1,000	0.000%, 7/01/46	7/28 at 41.38	N/R	307,440
1,350	4.750%, 7/01/53	7/28 at 100.00	N/R	1,473,430
681	5.000%, 7/01/58	7/28 at 100.00	N/R	754,235
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016:
520	4.000%, 8/01/33	8/26 at 100.00	AA	585,218
560	4.000%, 8/01/35	8/26 at 100.00	AA	625,934
760	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/42	8/28 at 100.00	AA	927,831
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2020:
1,915	4.000%, 8/01/38	8/30 at 100.00	AA	2,278,390
2,500	4.000%, 8/01/45	8/30 at 100.00	AA	2,914,525
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
600	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	669,444
900	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	998,892
805	Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/30	7/25 at 100.00	AA+	948,684
600	Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/31	7/26 at 100.00	AAA	726,852
940	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AAA	995,432

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
$100	4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	$103,222
985	5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,038,722
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	527,270
1,090	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A	7/21 at 100.00	N/R	1,108,574
2,260	Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds, Series 2020, 4.000%, 7/01/40 – BAM Insured	7/29 at 100.00	AA	2,546,907
38,919	Total Tax Obligation/Limited			42,710,982
	Transportation – 5.6%
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
390	5.000%, 7/01/40	7/25 at 100.00	A1	448,110
1,315	5.000%, 7/01/45	7/25 at 100.00	A1	1,502,611
2,425	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	2,944,750
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/30 (AMT)	7/23 at 100.00	Aa3	1,095,530
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A:
1,000	5.000%, 7/01/37 (AMT)	7/27 at 100.00	Aa3	1,183,650
1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	1,170,940
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
1,000	5.000%, 7/01/32	7/29 at 100.00	A3	1,198,580
1,090	5.000%, 7/01/39	7/29 at 100.00	A3	1,277,437
9,220	Total Transportation			10,821,608
	U.S. Guaranteed – 4.0% (6)
1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	1,064,020
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	557,060
900	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	957,618
430	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	N/R	492,844
460	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	465,488

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.300%, 7/01/42 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	$168,218
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	AAA	1,191,110
880	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36 (Pre-refunded 7/01/27)	7/27 at 100.00	AAA	1,103,370
560	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	595,465
1,225	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,248,508
7,120	Total U.S. Guaranteed			7,843,701
	Utilities – 13.0%
1,285	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016, 5.000%, 1/01/35	1/26 at 100.00	AA+	1,522,224
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Senior Lien Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	529,760
790	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 5.000%, 7/01/45 – AGM Insured	7/26 at 100.00	AA	925,564
875	Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2020, 4.000%, 7/01/49 – AGM Insured	7/29 at 100.00	AA	1,001,219
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	575,745
735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	837,996
760	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	844,246
450	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	522,603
800	Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/43	7/29 at 100.00	Aa2	994,912
	Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
500	4.000%, 7/01/42	7/30 at 100.00	Aa2	586,975
500	4.000%, 7/01/43	7/30 at 100.00	Aa2	585,520
1,000	3.000%, 7/01/44	7/30 at 100.00	Aa2	1,074,240
585	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29	7/24 at 100.00	AA+	670,825
1,040	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AAA	1,182,584
1,325	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44	7/30 at 100.00	AAA	1,683,903
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/27	7/22 at 100.00	AA	1,061,460
305	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A+	362,831

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,420	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	$1,692,981
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A:
500	5.000%, 12/01/36	6/25 at 100.00	AA+	583,640
1,000	5.000%, 12/01/45	6/25 at 100.00	AA+	1,165,010
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38	1/27 at 100.00	AA+	1,202,340
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39	1/30 at 100.00	AA+	1,193,610
1,805	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	2,493,463
760	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	4/21 at 100.00	N/R	742,550
1,000	Yuma Municipal Property Corporation, Arizona, Utility System Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28	7/25 at 100.00	AA-	1,178,960
21,435	Total Utilities			25,215,161
$163,254	Total Long-Term Investments (cost $176,119,017)			185,444,592
	Floating Rate Obligations – (0.4)%			(845,000)
	Other Assets Less Liabilities – 5.2%			10,171,892
	Net Assets – 100%			$194,771,484
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$185,444,592	$ —	$185,444,592

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.3%
	MUNICIPAL BONDS – 94.3%
	Education and Civic Organizations – 8.0%
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds, Monument Academy Charter School Project, Refunding Series 2014:
$290	4.000%, 10/01/24	No Opt. Call	A+	$322,135
720	3.625%, 10/01/29	10/24 at 100.00	A+	762,314
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500	5.000%, 7/01/36, 144A	7/25 at 100.00	BB	539,885
500	5.250%, 7/01/46, 144A	7/25 at 100.00	BB	537,560
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	3/21 at 100.00	AA	1,001,970
505	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	559,252
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - DCS Montessori School, Refunding & Improvement Series 2012, 4.000%, 7/15/27	7/22 at 100.00	A+	518,340
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A:
315	5.000%, 1/15/29	1/24 at 100.00	A+	344,931
500	5.000%, 1/15/44	1/24 at 100.00	A+	534,965
450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	BB+	467,527
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34, 144A	7/24 at 100.00	BB	1,071,760
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38	12/24 at 100.00	A+	1,110,330
875	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB	878,570
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	717,126
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 5.000%, 12/15/45	12/25 at 100.00	BBB-	1,080,650
230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 4.000%, 6/01/21	No Opt. Call	A+	231,824
500	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A	585,275

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$500	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43	4/23 at 100.00	A-	$534,270
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pinnacle Charter School, Refunding & Improvement Series 2021A:
355	4.000%, 12/01/23	No Opt. Call	A+	386,950
370	4.000%, 12/01/24	No Opt. Call	A+	412,998
400	4.000%, 12/01/26	No Opt. Call	A+	463,068
2,000	4.000%, 12/01/50	12/30 at 100.00	A+	2,273,560
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019:
255	5.000%, 10/01/49, 144A	10/27 at 100.00	Ba1	276,989
1,000	5.000%, 10/01/59, 144A	10/27 at 100.00	Ba1	1,080,130
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012B, 5.000%, 9/01/33	9/22 at 100.00	A+	1,048,470
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
370	4.000%, 3/01/34	3/27 at 100.00	AA-	414,800
1,000	4.000%, 3/01/35	3/27 at 100.00	AA-	1,118,950
400	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, West Ridge Academy Charter School, Refunding & Improvement Series 2019, 5.000%, 6/01/49	6/24 at 100.00	Aa3	432,916
1,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2019B, 5.000%, 5/15/44	5/29 at 100.00	Aa2	1,211,300
3,000	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42	12/27 at 100.00	A+	3,566,490
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B:
500	5.000%, 3/01/34	3/27 at 100.00	Aa3	591,285
500	5.000%, 3/01/41	3/27 at 100.00	Aa3	582,480
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A:
1,335	4.000%, 3/01/34	9/27 at 100.00	AA	1,517,214
1,450	4.000%, 3/01/40	9/27 at 100.00	AA	1,620,041
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	1,676,070
2,510	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%, 3/01/49	3/30 at 100.00	AA	3,099,750
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35	3/25 at 100.00	Aa3	2,161,540
470	El Paso County, Colorado, Revenue Bonds, The Colorado College Project, Refunding Series 2020A, 5.000%, 6/01/22	No Opt. Call	AA	497,782

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	$1,093,370
3,410	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2017A-2, 4.000%, 6/01/36	6/28 at 100.00	Aa1	3,916,283
2,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	2,259,460
38,810	Total Education and Civic Organizations			43,500,580
	Health Care – 16.9%
2,220	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Series 2012, 5.000%, 10/01/42	10/22 at 100.00	A-	2,326,294
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A:
1,760	5.000%, 11/15/37	11/29 at 100.00	AA	2,208,325
3,000	4.000%, 11/15/38	11/29 at 100.00	AA	3,474,090
2,000	4.000%, 11/15/43	11/29 at 100.00	AA	2,284,560
715	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49 (Mandatory Put 11/19/26)	No Opt. Call	AA	885,435
1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	AA	1,413,399
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016B:
110	5.000%, 11/15/28	5/26 at 100.00	AA	131,704
290	5.000%, 11/15/29	5/26 at 100.00	AA	345,178
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A:
2,000	5.000%, 11/15/48	5/28 at 100.00	AA	2,386,660
2,230	4.000%, 11/15/48	5/28 at 100.00	AA	2,481,209
5,825	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	6,991,864
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/29	5/24 at 100.00	AA	1,121,900
1,550	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36 (Mandatory Put 11/15/26)	No Opt. Call	AA	1,918,900
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020:
1,300	5.000%, 10/01/29	No Opt. Call	A-	1,664,013
700	5.000%, 10/01/30	No Opt. Call	A-	909,118
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A:
1,715	5.000%, 12/01/41	6/26 at 100.00	A+	1,971,958
2,200	5.000%, 12/01/44	6/26 at 100.00	A+	2,518,076

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
$100	5.000%, 8/01/25	No Opt. Call	BBB+	$117,529
5,250	4.000%, 8/01/44	8/29 at 100.00	BBB+	5,826,292
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
130	5.000%, 8/01/36	8/29 at 100.00	BBB+	161,045
6,085	5.000%, 8/01/44	8/29 at 100.00	BBB+	7,370,213
4,000	4.000%, 8/01/49	8/29 at 100.00	BBB+	4,419,320
1,430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	1,689,717
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center Inc Project, Refunding Series 2017:
265	5.000%, 9/01/24	No Opt. Call	Baa1	302,813
235	5.000%, 9/01/26	No Opt. Call	Baa1	283,814
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530	5.000%, 9/01/31	9/25 at 100.00	Baa1	4,021,729
1,315	4.000%, 9/01/34	9/25 at 100.00	Baa1	1,420,239
1,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	Baa1	1,390,312
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A:
545	5.000%, 11/01/32	11/29 at 100.00	A+	700,445
535	5.000%, 11/01/33	11/29 at 100.00	A+	684,672
500	4.000%, 11/01/39	11/29 at 100.00	A+	583,410
3,950	5.000%, 11/01/49	11/29 at 100.00	A+	4,867,743
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
470	5.000%, 1/01/25	No Opt. Call	AA-	547,733
1,245	5.000%, 1/01/31	1/30 at 100.00	AA-	1,617,554
3,500	4.000%, 1/01/35	1/30 at 100.00	AA-	4,133,395
3,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	4,058,740
575	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2013A, 5.000%, 1/01/44	1/24 at 100.00	AA-	625,727
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A-	2,201,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A:
$225	4.000%, 5/15/33	5/27 at 100.00	A-	$250,261
1,340	4.000%, 5/15/34	5/27 at 100.00	A-	1,485,310
1,050	4.000%, 5/15/35	5/27 at 100.00	A-	1,153,709
1,050	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2015, 5.000%, 1/15/35	1/26 at 100.00	A+	1,225,276
	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010:
515	5.500%, 9/01/25	3/21 at 100.00	BB	516,638
600	5.500%, 9/01/30	3/21 at 100.00	BB	601,536
475	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A, 5.000%, 12/01/39	12/23 at 100.00	BBB	512,568
1,160	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Refunding Series 2019C, 5.000%, 11/15/47 (Mandatory Put 11/15/24)	5/24 at 100.00	AA	1,322,771
3,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2017C-2, 5.000%, 11/15/38 (Mandatory Put 3/01/22)	9/21 at 100.00	AA	3,067,440
79,740	Total Health Care			92,192,174
	Housing/Multifamily – 0.0%
280	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%, 11/01/27 – AGM Insured (AMT)	3/21 at 100.00	A2	281,016
	Long-Term Care – 1.8%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	507,560
410	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Refunding Series 2012, 5.000%, 1/01/22	No Opt. Call	N/R	420,414
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016:
1,315	5.000%, 1/01/31	1/24 at 102.00	N/R	1,414,835
2,315	5.000%, 1/01/37	1/24 at 102.00	N/R	2,465,868
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/50	12/27 at 103.00	A-	2,204,640
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2015A, 5.000%, 12/01/35	6/25 at 100.00	A-	1,109,920
300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	N/R	346,560
1,430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017B, 5.000%, 5/15/48	5/23 at 100.00	N/R	1,504,532
9,270	Total Long-Term Care			9,974,329

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 11.5%
	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015:
$3,090	5.000%, 12/01/29	12/25 at 100.00	AA	$3,690,140
250	5.000%, 12/01/40	12/25 at 100.00	AA	294,465
1,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A, 5.500%, 12/01/38	12/28 at 100.00	Aa1	1,286,200
	Aspen Fire Protection District, Pitkin County, Colorado, Certificates of Participation, Series 2019:
500	4.000%, 12/01/31	12/29 at 100.00	A+	592,110
200	4.000%, 12/01/32	12/29 at 100.00	A+	235,724
350	4.000%, 12/01/36	12/29 at 100.00	A+	406,511
150	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA+	170,841
	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A:
2,475	5.000%, 12/01/33	6/29 at 100.00	AA+	3,179,286
1,295	4.000%, 12/01/44	6/29 at 100.00	AA+	1,492,384
	Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2019:
500	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	642,560
1,050	4.000%, 12/01/36 – BAM Insured	12/29 at 100.00	AA	1,228,731
1,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2021, 4.000%, 12/01/45	12/30 at 100.00	AA+	1,185,160
1,000	Denver, Colorado, General Obligation Bonds, Elevate Denver, Series 2019A, 5.000%, 8/01/28	No Opt. Call	AAA	1,289,740
2,040	Eagle River Fire Protection District, Eagle County, Colorado, General Obligation Bonds, Series 2016, 4.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	2,205,566
	Eagle River Water and Sanitation District, Eagle County, Colorado, General Obligation Bonds, Series 2016:
780	4.500%, 12/01/36	12/26 at 100.00	AA-	893,092
2,500	5.000%, 12/01/45	12/26 at 100.00	AA-	2,953,400
1,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2017, 4.000%, 12/15/40	12/26 at 100.00	Aa1	1,508,189
1,240	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2020, 5.000%, 12/15/30	12/29 at 100.00	Aa1	1,632,435
260	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa1	270,930
	Foothills Park and Recreation District, Subdistrict A, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015:
600	3.250%, 12/01/29 – AGM Insured	12/25 at 100.00	AA	648,504
440	5.000%, 12/01/30 – AGM Insured	12/25 at 100.00	AA	520,049
1,275	5.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	1,505,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,300	Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding & improvement, Series 2019, 4.000%, 10/01/37	10/27 at 100.00	AA-	$1,457,313
	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018:
655	5.250%, 12/01/34 – AGM Insured	12/28 at 100.00	AA	774,367
1,750	5.250%, 12/01/37 – AGM Insured	12/28 at 100.00	AA	2,023,858
	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Refunding Series 2014A:
1,000	4.000%, 12/01/32	12/24 at 100.00	Aa1	1,102,860
1,000	4.000%, 12/01/33	12/24 at 100.00	Aa1	1,100,620
595	Ignacio School District 11JT, La Plata County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/28	12/26 at 100.00	Aa2	693,235
1,090	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2020A, 5.000%, 12/15/28	No Opt. Call	Aa1	1,420,706
	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Refunding Series 2019:
1,415	5.000%, 12/15/28	No Opt. Call	Aa1	1,838,142
1,250	5.000%, 12/15/29	12/28 at 100.00	Aa1	1,615,475
750	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/35	12/26 at 100.00	AA+	840,570
1,040	Platte Valley Fire Protection District, Colorado, Certificates of Participation, Series 2012, 5.000%, 12/01/46	12/21 at 100.00	A2	1,055,787
	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Series 2020:
1,240	5.000%, 12/15/31	12/29 at 100.00	AA	1,622,763
1,000	5.000%, 12/15/34	12/29 at 100.00	AA	1,288,520
1,000	5.000%, 12/15/38	12/29 at 100.00	AA	1,271,570
1,390	Pueblo County School District 70, Pueblo Rural, Colorado, General Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/32	12/30 at 100.00	AA	1,713,203
450	South Suburban Park and Recreation District, Arapahoe, Douglas, and Jefferson Counties, Colorado, General Obligation Bonds, Series 2019, 4.000%, 12/15/37	12/29 at 100.00	AA	529,128
	Strasburg School District 31J, Adam amd Arapahoe Counties, Colorado, General Obligation Bonds, Series 2021:
690	5.000%, 12/01/31	12/30 at 100.00	Aa2	917,645
875	5.000%, 12/01/33	12/30 at 100.00	Aa2	1,152,366
	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020:
2,000	5.000%, 12/01/32	12/29 at 100.00	AA	2,612,820
1,500	5.000%, 12/01/44	12/29 at 100.00	AA	1,888,650
3,130	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/26 – AGM Insured	No Opt. Call	AA	3,873,594
1,400	Weld County School District RE7, Colorado, General Obligation Bonds, Series 2019, 4.000%, 12/01/31	12/29 at 100.00	Aa2	1,695,848

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Improvement Series 2020A:
$200	4.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	$235,186
200	4.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	238,152
2,000	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Series 2019, 5.000%, 12/01/43 – AGM Insured	12/28 at 100.00	AA	2,397,440
52,260	Total Tax Obligation/General			63,191,495
	Tax Obligation/Limited – 33.8%
300	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	317,331
1,650	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	AA	1,930,962
500	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	534,600
4,150	Aspen, Colorado, Certificates of Participation, Series 2019, 5.000%, 12/01/48	12/29 at 100.00	Aa1	5,090,431
600	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	646,872
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/48	9/24 at 103.00	N/R	530,595
200	Breckenridge, Colorado, Certificates of Participation, Refunding & Improvement Series 2020B, 5.000%, 12/01/28	No Opt. Call	Aa2	257,024
1,050	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/37	12/22 at 103.00	N/R	1,109,388
515	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40	12/25 at 103.00	N/R	550,756
600	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 3.375%, 12/01/26, 144A	12/25 at 103.00	N/R	628,650
	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018A:
1,020	5.000%, 12/01/34 – BAM Insured	12/28 at 100.00	AA	1,260,547
1,805	4.000%, 12/01/47 – BAM Insured	12/28 at 100.00	AA	2,030,715
1,145	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	1,202,135
500	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.625%, 12/01/38	12/23 at 100.00	BBB	539,930
130	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB+	137,350
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	529,150
500	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	529,535

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,100	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	$1,183,996
90	Colorado State Education Loan Program, Tax and Revenue Anticipation Notes, Series 2020B, 4.000%, 6/29/21	No Opt. Call	N/R	91,150
2,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2017J, 5.250%, 3/15/42	3/27 at 100.00	Aa2	2,412,980
	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2019O:
1,000	5.000%, 3/15/30	3/29 at 100.00	Aa2	1,281,100
820	5.000%, 3/15/31	3/29 at 100.00	Aa2	1,045,656
1,000	4.000%, 3/15/44	3/29 at 100.00	Aa2	1,135,380
1,275	Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/41	6/30 at 100.00	Aa2	1,483,501
1,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	Aa2	1,160,580
	Colorado State, Certificates of Participation, Rural Series 2020A:
6,250	5.000%, 12/15/30	No Opt. Call	Aa2	8,385,687
1,375	5.000%, 12/15/33	12/30 at 100.00	Aa2	1,816,540
1,000	4.000%, 12/15/35	12/30 at 100.00	Aa2	1,203,350
1,085	4.000%, 12/15/37	12/30 at 100.00	Aa2	1,290,282
640	Colorado State, General Fund Tax and Revenue Anticipation Notes, Series 2020, 4.000%, 6/25/21	No Opt. Call	N/R	647,898
2,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015, 5.000%, 8/01/36 – BAM Insured	8/25 at 100.00	AA	2,339,240
1,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	AA	1,122,820
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
1,200	5.000%, 8/01/41	8/26 at 100.00	AA	1,419,936
6,000	5.000%, 8/01/46	8/26 at 100.00	AA	7,058,640
	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2020:
375	4.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	441,435
350	4.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	417,816
700	4.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	844,949
900	Cottonwood Highlands Metropolitan District No 1, In the town of Parker, Colorado, Limited Tax, Convertible to Unlimited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	955,224
1,000	Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 – AGM Insured	12/28 at 100.00	AA	1,096,980

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A:
$250	5.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	$299,200
225	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	276,041
275	5.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	344,135
500	4.000%, 12/01/32 – AGM Insured	12/30 at 100.00	AA	598,665
500	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	519,050
971	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	1,029,114
1,185	Denver City and County School District 1, Colorado, Lease Purchase Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45	12/25 at 100.00	Aa2	1,383,345
2,155	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA	2,521,803
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
500	5.000%, 12/01/29	12/26 at 100.00	Baa2	581,925
1,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	1,151,230
2,000	5.000%, 12/01/35	12/26 at 100.00	Baa2	2,282,180
140	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	149,944
500	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	515,690
1,000	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48	6/26 at 100.00	AA+	1,091,960
1,225	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38	12/28 at 100.00	Aa1	1,532,352
	Dove Valley Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2019:
500	4.000%, 12/01/35	12/29 at 100.00	AA	596,240
700	4.000%, 12/01/36	12/29 at 100.00	AA	831,572
750	4.000%, 12/01/37	12/29 at 100.00	AA	888,105
1,000	4.000%, 12/01/38	12/29 at 100.00	AA	1,176,160
1,000	4.000%, 12/01/39	12/29 at 100.00	AA	1,168,950
1,500	Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 – BAM Insured	12/28 at 100.00	AA	1,821,900
2,000	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2017B, 5.000%, 12/15/42	12/26 at 100.00	Aa3	2,380,260
1,570	Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37	11/24 at 100.00	AA	1,795,248

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
$500	3.000%, 12/01/29	9/24 at 103.00	Ba1	$531,055
595	5.000%, 12/01/39	9/24 at 103.00	Ba1	654,827
	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A:
325	4.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	345,290
600	4.000%, 12/01/39 – AGM Insured	12/30 at 100.00	AA	706,092
500	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	525,205
	Fraser Valley Metropolitan Recreation District, Grand County, Colorado, General Obligation Bonds, Refunding Series 2020:
500	2.000%, 12/01/24	No Opt. Call	AA	524,515
375	2.000%, 12/01/25	No Opt. Call	AA	395,918
400	2.000%, 12/01/26	No Opt. Call	AA	423,752
325	4.000%, 12/01/27	No Opt. Call	AA	384,716
520	4.000%, 12/01/29	No Opt. Call	AA	627,136
	Fronterra Village Metropolitan District 2, Commerce City, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2019:
120	4.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	127,123
275	4.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	300,460
800	Glen Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 – BAM Insured	12/25 at 100.00	AA	884,816
	Grand Junction, Colorado, Certificates of Participation, Series 2019:
475	4.000%, 12/01/35	12/29 at 100.00	AA-	562,177
670	4.000%, 12/01/37	12/29 at 100.00	AA-	787,431
	Grand Junction, Colorado, Certificates of Participation, Series 2021:
500	4.000%, 12/01/40	12/30 at 100.00	AA-	591,470
1,005	4.000%, 12/01/45	12/30 at 100.00	AA-	1,171,639
2,535	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B, 4.000%, 3/01/49	3/30 at 100.00	AA	2,928,001
	Gunnison County, Colorado, Certificates of Participation, Series 2020A:
375	5.000%, 12/01/28	No Opt. Call	Aa3	473,981
555	5.000%, 12/01/30	12/29 at 100.00	Aa3	708,346
635	5.000%, 12/01/31	12/29 at 100.00	Aa3	806,291
335	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.200%, 12/01/32	12/22 at 100.00	N/R	350,296
1,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	1,076,800
1,125	High Plains Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 – NPFG Insured	12/27 at 100.00	Baa2	1,327,680

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$380	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40	12/23 at 103.00	Ba2	$401,504
500	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	457,055
2,875	Larimer, Weld and Boulder Counties School District R2-J, Thompson, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31	12/28 at 100.00	AA	3,693,397
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	520,155
	Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018:
460	5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	541,461
2,000	5.000%, 12/01/46 – AGM Insured	12/27 at 100.00	AA	2,338,940
1,100	Longmont, Colorado, Open Space Sales and Use Tax Revenue Bonds, Refunding & Improvement Series 2020, 4.250%, 11/15/22 – AGM Insured	No Opt. Call	AA	1,171,984
1,660	Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019, 3.000%, 11/15/33	11/28 at 100.00	AA+	1,803,806
	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016:
825	5.000%, 12/01/36	12/26 at 100.00	BBB+	953,857
1,805	5.000%, 12/01/41	12/26 at 100.00	BBB+	2,063,909
650	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	771,842
1,000	Montrose County, Colorado, Certificates of Participation, Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	1,060,730
	Monument, El Paso County, Colorado, Certificate of Participation, Series 2020:
505	4.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	550,884
1,000	4.000%, 12/01/45 – AGM Insured	12/28 at 100.00	AA	1,097,710
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46	12/25 at 100.00	N/R	527,165
500	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	531,805
725	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.625%, 12/01/37	12/22 at 103.00	N/R	769,341
	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019:
235	4.000%, 12/01/27	No Opt. Call	BBB-	266,575
305	4.000%, 12/01/28	No Opt. Call	BBB-	347,078
755	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/49	12/24 at 103.00	N/R	813,460
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016:
125	5.000%, 12/01/24	No Opt. Call	Baa3	142,635
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,712,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A:
$1,055	5.000%, 12/01/33 – NPFG Insured	12/25 at 100.00	A	$1,226,195
235	5.000%, 12/01/45	12/25 at 100.00	A	265,404
2,250	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46	12/25 at 100.00	A	2,540,025
1,225	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51	12/28 at 100.00	A	1,324,482
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A:
200	5.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	257,024
200	5.000%, 12/01/29 – AGM Insured	No Opt. Call	AA	261,572
2,235	4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,628,718
2,000	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	2,306,340
	Parker, Colorado, Certificates of Participation, Refunding Series 2019:
225	5.000%, 11/01/24	No Opt. Call	AA	261,250
245	5.000%, 11/01/25	No Opt. Call	AA	293,111
275	5.000%, 11/01/26	No Opt. Call	AA	338,382
320	5.000%, 11/01/27	5/27 at 100.00	AA	396,128
400	5.000%, 11/01/28	5/27 at 100.00	AA	491,812
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A	12/22 at 100.00	N/R	1,543,665
	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding Series 2020:
165	3.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	167,935
275	3.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	298,966
400	3.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	436,692
330	3.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	361,175
500	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	534,495
	Pueblo County, Colorado, Certificates of Participation, Community Improvement Projects, Series 2019:
1,150	4.000%, 12/01/31	12/27 at 100.00	Aa3	1,328,066
1,235	4.000%, 12/01/32	12/27 at 100.00	Aa3	1,420,843
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,512	4.500%, 7/01/34	7/25 at 100.00	N/R	2,741,622
1,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,091,430
2,500	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	2,963,425
400	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/44	12/24 at 100.00	N/R	416,880

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,500	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	AA+	$2,945,675
2,385	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2017B, 4.000%, 11/01/35	11/27 at 100.00	AA+	2,741,224
500	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	532,550
190	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28	12/25 at 100.00	A	213,881
500	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	568,870
2,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	2,082,340
600	Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	626,580
	South Suburban Park and Recreation District, Colorado, Certificates of Participation, Series 2019:
1,180	4.000%, 12/15/37	12/28 at 100.00	AA-	1,324,503
2,270	4.000%, 12/15/38	12/28 at 100.00	AA-	2,541,129
200	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37	12/27 at 100.00	Ba1	225,840
350	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47	12/27 at 100.00	Ba1	388,840
500	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	525,660
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	535,595
750	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	A3	878,692
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.375%, 12/01/30	12/25 at 102.00	N/R	540,845
150	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	175,118
	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2019:
125	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	144,378
200	4.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	236,462
150	4.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	179,711
225	5.000%, 12/01/29 – BAM Insured	No Opt. Call	AA	290,819
435	5.000%, 12/01/30 – BAM Insured	12/29 at 100.00	AA	558,053
460	5.000%, 12/01/31 – BAM Insured	12/29 at 100.00	AA	587,958
250	5.000%, 12/01/32 – BAM Insured	12/29 at 100.00	AA	317,365
250	5.000%, 12/01/33 – BAM Insured	12/29 at 100.00	AA	316,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	$877,500
1,640	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A	12/30 at 100.00	Ba2	1,938,168
770	Thornton Development Authority, Colorado, Tax Increment Revenue Bonds, North Washington Street Corridor Project, Refunding Series 2015, 3.250%, 12/01/28	12/24 at 100.00	A+	817,070
2,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	2,139,480
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
135	5.000%, 12/15/26 – AGM Insured	12/24 at 103.00	AA	157,514
250	5.000%, 12/15/27 – AGM Insured	12/24 at 103.00	AA	290,308
225	5.000%, 12/15/29 – AGM Insured	12/24 at 103.00	AA	259,000
	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A:
525	5.000%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	642,778
1,250	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,497,925
500	4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	AA	557,470
	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016:
105	3.250%, 12/01/24	No Opt. Call	N/R	108,943
1,000	4.000%, 12/01/33	12/26 at 100.00	N/R	1,036,330
300	5.000%, 12/01/35	12/26 at 100.00	N/R	325,014
645	5.250%, 12/01/40	12/26 at 100.00	N/R	700,470
130	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 3.000%, 12/01/22	No Opt. Call	N/R	131,659
600	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31	3/26 at 103.00	N/R	598,680
	Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500	5.000%, 12/01/35	12/25 at 100.00	AA	1,766,790
1,000	4.000%, 12/01/38	12/25 at 100.00	AA	1,089,520
	Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/30 – BAM Insured	12/25 at 100.00	AA	1,181,420
1,595	4.000%, 12/01/38 – BAM Insured	12/25 at 100.00	AA	1,741,565
500	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014A, 4.000%, 12/01/34 – BAM Insured	12/24 at 100.00	AA	542,830
160,643	Total Tax Obligation/Limited			185,123,359

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 6.3%
$1,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	$1,118,300
500	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	538,785
1,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/29 (AMT)	11/27 at 100.00	AA-	2,144,835
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 11/15/33	11/23 at 100.00	A+	1,120,950
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
1,905	5.000%, 12/01/27 (AMT)	No Opt. Call	A+	2,374,106
1,510	5.000%, 12/01/28 (AMT)	No Opt. Call	A+	1,912,370
2,000	5.000%, 12/01/37 (AMT)	12/28 at 100.00	A+	2,412,160
4,305	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A+	5,116,622
4,000	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A+	4,723,520
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B, 5.000%, 12/01/37	12/28 at 100.00	A+	1,230,170
500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	531,040
1,975	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	1,962,419
750	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27 (AMT)	5/21 at 100.00	Baa2	750,247
	Grand Junction Regional Airport Authority, Colorado, General Airport Revenue Bonds, Refunding Series 2016A:
680	5.000%, 12/01/25 – NPFG Insured	No Opt. Call	Baa2	799,564
965	5.000%, 12/01/27 – NPFG Insured	12/26 at 100.00	Baa2	1,152,596
1,215	5.000%, 12/01/32	12/26 at 100.00	A3	1,417,310
1,275	5.000%, 12/01/33	12/26 at 100.00	A3	1,482,927
1,000	5.000%, 12/01/34	12/26 at 100.00	A3	1,160,700
2,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 1/15/33	1/31 at 100.00	A-	2,379,780
29,330	Total Transportation			34,328,401
	U.S. Guaranteed – 4.6% (4)
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
50	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R	62,357
1,585	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R	1,976,701
3,535	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, NCMC Inc, Series 2016, 4.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R	4,127,996
1,460	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.000%, 7/01/38 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+	1,575,311

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
$1,510	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	$1,644,888
2,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	2,180,580
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	A-	1,083,490
640	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	678,413
1,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,214,820
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
450	5.000%, 6/01/35 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	533,322
3,000	5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	3,555,480
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2013C:
675	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	N/R	738,835
625	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	Aa3	684,769
715	Colorado Water Resources and Power Development Authority, Small Water Resources Program Revenue Bonds, City of Fountain Utility Enterprise Project, Series 2011A, 5.000%, 9/01/36 (Pre-refunded 9/01/21) – AGM Insured	9/21 at 100.00	AA	732,160
500	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Donala Water and Sanitation District Project, Series 2011C, 5.000%, 9/01/36 (Pre-refunded 9/01/21)	9/21 at 100.00	AA-	512,125
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.250%, 12/01/34 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	597,305
500	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R	533,005
500	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R	533,950
1,111	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.000%, 12/01/33 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	1,234,854
645	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2014B-1, 4.000%, 6/01/34 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1	720,723
22,136	Total U.S. Guaranteed			24,921,084

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 11.4%
	Arapahoe County Water and Wastewater Authority, Colorado, Revenue Bonds, Refunding Series 2019:
$3,000	4.000%, 12/01/36	12/29 at 100.00	AA	$3,604,380
2,500	4.000%, 12/01/38	12/29 at 100.00	AA	2,985,025
3,940	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43	12/28 at 100.00	AAA	4,833,080
645	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020, 4.000%, 8/01/45 – BAM Insured	8/30 at 100.00	AA	750,148
500	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2020B, 5.000%, 11/15/26	No Opt. Call	AA+	620,895
6,840	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Improvement Series 2020C, 5.000%, 11/15/50	11/30 at 100.00	AA+	8,664,775
500	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2015A, 4.000%, 11/15/35	11/25 at 100.00	AA+	558,290
765	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 – BAM Insured	9/24 at 100.00	AA	823,959
1,000	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B, 4.125%, 8/01/26	8/21 at 100.00	Aa3	1,013,470
	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Telluride Town Project, Series 2020A:
240	4.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	280,186
1,090	4.000%, 6/01/35 – AGM Insured	6/30 at 100.00	AA	1,252,846
1,250	Denver City and County Board of Water Commissioners, Colorado, Water Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42	9/27 at 100.00	AAA	1,409,975
455	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 – AGM Insured	12/29 at 100.00	AA	521,421
1,200	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%, 11/15/39	11/29 at 100.00	AA-	1,383,204
	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2015:
650	5.000%, 11/15/32	11/25 at 100.00	AA-	762,411
1,815	4.000%, 11/15/35	11/25 at 100.00	AA-	1,996,155
	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2020:
435	5.000%, 11/15/30	5/30 at 100.00	AA-	574,209
400	4.000%, 11/15/34	5/30 at 100.00	AA-	478,736
220	4.000%, 11/15/35	5/30 at 100.00	AA-	262,361
	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Refunding Series 2015:
500	3.000%, 12/01/29	12/25 at 100.00	AA	539,720
570	4.000%, 12/01/31	12/25 at 100.00	AA	642,806

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020:
$500	5.000%, 12/01/29 – BAM Insured	No Opt. Call	AA	$651,525
500	5.000%, 12/01/31 – BAM Insured	12/30 at 100.00	AA	659,620
340	4.000%, 12/01/40 – BAM Insured	12/30 at 100.00	AA	400,544
	Fort Lupton, Colorado, Water System Revenue Bonds, Refunding & Improvement Series 2017:
1,140	4.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	1,270,678
2,430	5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	AA	2,890,825
	Fountain, El Paso County, Colorado, Acting by and through the City of Fountain Electric, Water and Wastewater Utility Enterprise, Water and Electric Revenue Bonds, Series 2019:
455	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	559,363
320	4.000%, 12/01/35 – AGM Insured	12/26 at 100.00	AA	355,498
525	4.000%, 12/01/37 – AGM Insured	12/26 at 100.00	AA	580,136
350	Little Thompson Water District, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AA-	414,554
2,000	Loveland, Colorado, Electric and Communications Enterprise Revenue Bonds, Series 2019A, 5.000%, 12/01/44	12/28 at 100.00	A+	2,422,680
775	Metropolitan Wastewater Reclamation District, Colorado, Sewer Revenue Bonds, Refunding Series 2019A, 5.000%, 4/01/23	No Opt. Call	AAA	851,802
	Morgan County Quality Water District, Morgan and Washington Counties, Colorado, Water Revenue Bonds, Series 2020:
250	3.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	271,688
250	4.000%, 12/01/31 – AGM Insured	12/30 at 100.00	AA	303,645
325	4.000%, 12/01/33 – AGM Insured	12/30 at 100.00	AA	390,159
285	4.000%, 12/01/36 – AGM Insured	12/30 at 100.00	AA	338,013
1,000	4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	AA	1,154,370
1,115	North Weld County Water District, Colorado, Water Enterprise Revenue Bonds, Series 2019, 4.000%, 11/01/30	11/27 at 100.00	AA	1,306,847
	Northglenn, Colorado, Wastewater Revenue Bonds, Series 2021:
300	4.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	353,148
300	4.000%, 12/01/32 – BAM Insured	12/30 at 100.00	AA	369,756
2,025	4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	2,399,949
	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series 2020:
745	4.000%, 11/01/38	11/29 at 100.00	AA+	875,300
300	4.000%, 11/01/40	11/29 at 100.00	AA+	350,667
730	4.000%, 11/01/42	11/29 at 100.00	AA+	848,004
500	4.000%, 11/01/44	11/29 at 100.00	AA+	577,745
1,295	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A+	1,616,095

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$525	Stonegate Village Metropolitan District, Colorado, Water Enterprise Revenue Bonds, Series 2015, 5.000%, 12/01/45 – AGC Insured	12/22 at 100.00	AA	$561,414
	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Green Series 2020:
110	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	139,035
200	5.000%, 12/01/29 – BAM Insured	12/28 at 100.00	AA	249,852
1,000	4.000%, 12/01/40 – BAM Insured	12/28 at 100.00	AA	1,113,840
	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Series 2020B:
1,250	4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	1,427,662
1,450	4.000%, 12/01/50 – BAM Insured	12/30 at 100.00	AA	1,648,331
1,000	Upper Eagle Regional Water Authority, Eagle County, Colorado, Water Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	AA	1,161,030
52,805	Total Utilities			62,471,827
$445,274	Total Long-Term Investments (cost $489,759,817)			515,984,265

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.1%
	MUNICIPAL BONDS – 4.1%
	Health Care – 2.0%
$5,180	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Variable Rate Demand Obligations, Refunding Series 2020A, 0.010%, 12/01/52 (Mandatory Put 2/25/21) (5)	2/21 at 100.00	A-1+	$5,180,000
5,875	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Variable Rate Series 2018B, 0.030%, 11/15/35 (Mandatory Put 3/04/21) (5)	3/21 at 100.00	A-1+	5,875,000
11,055	Total Health Care			11,055,000
	Tax Obligation/Limited – 1.1%
2,370	Denver, Colorado, Certificates of Participation, Denver Botanic Gardens Parking, Series 2008B, Variable Rate Demand Obligations, 0.010%, 12/01/29 (Mandatory Put 2/26/21) (5)	2/21 at 100.00	A-1	2,370,000
3,505	Denver, Colorado, Certificates of Participation, Wellington E Webb Municipal Office Building, Refunding Series 2008A-1, Variable Rate Demand Obligations, 0.010%, 12/01/29 (Mandatory Put 2/26/21) (5)	2/21 at 100.00	A-1	3,505,000
5,875	Total Tax Obligation/Limited			5,875,000
	Utilities – 1.0%
5,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Variable Rate Series 2010C, 0.020%, 11/01/40 (Mandatory Put 3/05/21) (5)	2/21 at 100.00	A-1	5,270,000
$22,200	Total Short-Term Investments (cost $22,200,000)			22,200,000
	Total Investments (cost $511,959,817) – 98.4%			538,184,265
	Other Assets Less Liabilities – 1.6%			8,879,128
	Net Assets – 100%			$547,063,393

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$515,984,265	$ —	$515,984,265
Short-Term Investments:
Municipal Bonds	—	22,200,000	—	22,200,000
Total	$ —	$538,184,265	$ —	$538,184,265

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.7%
	MUNICIPAL BONDS – 96.7%
	Consumer Staples – 1.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$65	4.000%, 6/01/48	6/30 at 100.00	BBB+	$72,661
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	1,014,540
1,065	Total Consumer Staples			1,087,201
	Education and Civic Organizations – 5.7%
2,235	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%, 9/01/40	9/30 at 100.00	A-	2,492,472
1,400	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2011, 5.000%, 7/01/31	7/21 at 100.00	A+	1,420,916
700	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2019, 4.000%, 12/01/40 – AGM Insured	12/29 at 100.00	AA	784,952
500	New Mexico State University, Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A+	583,480
210	University of New Mexico, Revenue Bonds, Refunding Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA-	213,020
5,045	Total Education and Civic Organizations			5,494,840
	Health Care – 11.2%
500	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	564,650
500	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	570,310
1,550	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44	8/25 at 100.00	AA	1,791,443
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A:
1,000	4.000%, 8/01/36	11/27 at 100.00	AA	1,132,630
1,010	5.000%, 8/01/46	11/27 at 100.00	AA	1,199,516
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A:
1,250	5.000%, 8/01/39	8/29 at 100.00	AA	1,556,050
240	5.000%, 8/01/44	8/29 at 100.00	AA	295,032
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, San Juan Regional Medical Center, Refunding & Improvement Series 2020:
1,800	4.000%, 6/01/34	6/30 at 100.00	BBB+	2,034,972
785	4.000%, 6/01/35	6/30 at 100.00	BBB+	884,774

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$750	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	$832,328
9,385	Total Health Care			10,861,705
	Housing/Multifamily – 1.0%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (AMT)	3/21 at 100.00	N/R	1,003,410
	Housing/Single Family – 3.2%
105	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2011B, 5.000%, 3/01/28	3/21 at 100.00	AA+	105,279
370	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2012A, 4.125%, 9/01/42	3/22 at 100.00	AA+	375,568
455	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43	1/28 at 100.00	Aaa	489,230
1,960	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44	7/28 at 100.00	Aaa	2,083,441
2,890	Total Housing/Single Family			3,053,518
	Long-Term Care – 1.4%
1,365	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/42	5/22 at 100.00	BB+	1,389,488
	Tax Obligation/General – 6.4%
1,295	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2014A, 4.000%, 8/01/28	8/23 at 100.00	AA	1,393,731
1,000	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2018, 5.000%, 8/01/36	8/28 at 100.00	AA	1,239,680
1,000	Hobbs Municipal School District 33, Lea County, New Mexico, General Obligation Bonds, School Series 2014A, 5.000%, 9/15/28	9/24 at 100.00	Aa3	1,147,070
515	Silver City Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37	8/25 at 100.00	Aa3	564,018
675	Silver Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2019, 4.000%, 8/01/37	8/28 at 100.00	Aa3	767,110
1,000	Taos Municipal School District, Taos County, New Mexico, General Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27	9/24 at 100.00	Aa3	1,150,160
5,485	Total Tax Obligation/General			6,261,769
	Tax Obligation/Limited – 37.0%
	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015A:
250	4.000%, 7/01/35	7/25 at 100.00	AAA	276,560
1,195	5.000%, 7/01/37	7/25 at 100.00	AAA	1,398,831
500	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2016C, 4.000%, 7/01/34	7/26 at 100.00	AAA	564,655

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Artesia, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2019:
$1,130	4.000%, 6/01/28	6/26 at 100.00	AA-	$1,282,742
570	4.000%, 6/01/29	6/26 at 100.00	AA-	643,313
1,450	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1996B, 5.700%, 4/01/27 – NPFG Insured	No Opt. Call	AAA	1,718,627
1,240	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2017A, 4.000%, 6/15/34	6/27 at 100.00	AAA	1,419,887
455	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	475,894
200	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	206,974
1,000	Clayton, New Mexico, Jail Project Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 11/01/29	11/25 at 100.00	BBB+	1,147,380
600	Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015, 4.000%, 8/01/35 – BAM Insured	8/24 at 100.00	AA	649,458
1,000	Curry County, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2014, 5.000%, 12/01/36 – BAM Insured	12/24 at 100.00	AA	1,147,830
500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	554,335
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
900	5.000%, 1/01/31	1/22 at 100.00	BB	923,184
500	5.250%, 1/01/36	1/22 at 100.00	BB	513,160
780	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BB	867,602
985	Las Cruces, New Mexico, State Shared Gross Receipts Tax Revenue Bonds, Refunding Series 2020, 4.000%, 6/01/38	6/30 at 100.00	Aa3	1,151,179
125	Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvment Series 2016, 3.000%, 4/01/41	4/26 at 100.00	AA	129,501
500	Lower Petroglyphs Public Improvements District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%, 10/01/38	10/27 at 100.00	N/R	539,990
810	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33	10/23 at 100.00	N/R	838,812
1,000	Montecito Estates Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%, 10/01/37	10/26 at 100.00	AA	1,112,570
2,320	New Mexico Finance Authority, State Transportation Revenue Bonds, State Transportation Commission Series 2014A, 5.000%, 6/15/32	6/24 at 100.00	AA	2,640,810
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,100	4.550%, 7/01/40	7/28 at 100.00	N/R	1,199,055
725	4.750%, 7/01/53	7/28 at 100.00	N/R	791,287
770	Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2017, 4.000%, 8/01/34	8/27 at 100.00	AA	871,086

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$970	Saltillo Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 – BAM Insured	10/28 at 100.00	AA	$1,126,820
1,015	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015B, 5.000%, 6/15/33	6/24 at 100.00	A+	1,142,991
2,895	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	3,385,760
	Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Senior Lien Series 2018A:
500	5.000%, 6/01/36	6/28 at 100.00	AA+	613,770
400	5.000%, 6/01/37	6/28 at 100.00	AA+	489,552
555	Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	3/21 at 100.00	N/R	554,900
1,000	Ventana West Public Improvement District, New Mexico, Special Levy Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	1,093,200
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,109,080
500	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	518,720
500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	BBB+	575,020
760	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	768,459
500	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	3/21 at 103.00	N/R	508,350
32,200	Total Tax Obligation/Limited			35,951,344
	Transportation – 0.6%
500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	607,165
	U.S. Guaranteed – 3.5% (4)
600	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2013, 5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AAA	666,480
805	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA	860,360
750	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2012, 5.000%, 6/01/32 (Pre-refunded 6/01/21)	6/21 at 100.00	AA-	759,045
1,000	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2014C, 5.000%, 6/01/35 (Pre-refunded 6/01/24)	6/24 at 100.00	AA-	1,149,650
3,155	Total U.S. Guaranteed			3,435,535

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 25.6%
	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2015:
$1,000	5.000%, 7/01/32	7/25 at 100.00	AAA	$1,178,020
1,000	4.000%, 7/01/33	7/25 at 100.00	AAA	1,108,010
1,000	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2017, 5.000%, 7/01/32	7/27 at 100.00	AAA	1,223,470
1,970	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 4.000%, 7/01/43	7/30 at 100.00	AA	2,325,349
750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A-	868,823
1,015	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	1,157,232
1,125	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31	6/25 at 100.00	AAA	1,321,909
1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41	6/26 at 100.00	AAA	1,185,070
250	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38	6/27 at 100.00	AAA	302,105
450	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37	6/28 at 100.00	AAA	557,667
845	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40	6/29 at 100.00	AAA	1,061,523
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2020B:
1,250	3.000%, 6/01/39	6/30 at 100.00	AAA	1,351,737
1,250	3.000%, 6/01/40	6/30 at 100.00	AAA	1,348,237
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2019A:
915	5.000%, 6/15/35	6/28 at 100.00	AAA	1,141,893
265	5.000%, 6/15/36	6/28 at 100.00	AAA	329,673
1,040	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39	6/29 at 100.00	AAA	1,310,494
1,750	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2020C-1, 4.000%, 6/15/45	6/30 at 100.00	AAA	2,036,877
1,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	1,167,780
710	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	846,490
705	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Improvement Series 2017, 5.000%, 6/01/37 – BAM Insured	6/26 at 100.00	AA	833,909
500	Santa Fe, New Mexico, Net Wastewater Utility System Environmental Services Gross Receipts Tax Improvement Revenue Bonds, Climate Certified Green Series 2019, 4.000%, 6/01/37	6/28 at 100.00	AA+	568,845

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,500	Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/39	6/26 at 100.00	AAA	$1,662,120
21,290	Total Utilities			24,887,233
$83,380	Total Long-Term Investments (cost $88,842,786)			94,033,208
	Other Assets Less Liabilities – 3.3%			3,233,230
	Net Assets – 100%			$97,266,438
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$94,033,208	$ —	$94,033,208

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%
	MUNICIPAL BONDS – 98.7%
	Consumer Discretionary – 1.6%
$4,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	B	$4,085,080
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	3/21 at 100.00	N/R	600,000
5,000	Total Consumer Discretionary			4,685,080
	Consumer Staples – 2.4%
920	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,035,911
545	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	3/21 at 100.00	Ba1	558,374
1,135	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	3/21 at 100.00	N/R	1,135,397
830	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	898,467
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,166,180
55	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	3/21 at 100.00	A1	55,128
1,900	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,045,331
6,385	Total Consumer Staples			6,894,788
	Education and Civic Organizations – 5.0%
1,500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc, Series 2017A, 5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	1,625,220
750	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/41	6/31 at 100.00	BBB-	832,905
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	A-	729,127
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	A-	582,100
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	541,470
2,625	4.250%, 7/01/41	7/23 at 100.00	AA+	2,767,485
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39	10/24 at 100.00	A	535,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49	10/29 at 100.00	A	$1,467,597
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29	6/22 at 100.00	Baa1	2,102,080
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
385	5.000%, 6/01/29	6/26 at 100.00	Baa1	444,421
700	5.000%, 6/01/33	6/26 at 100.00	Baa1	794,213
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
315	5.000%, 6/01/36	6/26 at 100.00	Baa1	355,392
235	5.000%, 6/01/42	6/26 at 100.00	Baa1	261,769
1,100	Maryland Industrial Development Financing Authority, Economic Development Revenue Bonds, McDonogh School Inc, Sereis 2019, 4.000%, 9/01/43	3/29 at 100.00	A+	1,249,820
13,020	Total Education and Civic Organizations			14,289,239
	Energy – 1.2%
3,260	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	3/21 at 100.00	BB-	3,293,382
	Health Care – 12.5%
750	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc, Series 2021, 5.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/32 at 100.00	Baa3	881,738
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
660	4.000%, 7/01/32	7/25 at 100.00	A-	713,915
1,650	4.250%, 7/01/35	7/25 at 100.00	A-	1,789,722
1,000	5.000%, 7/01/45	7/25 at 100.00	A-	1,109,670
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
750	5.000%, 7/01/34	7/27 at 100.00	Baa3	859,185
500	5.000%, 7/01/38	7/27 at 100.00	Baa3	564,745
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB+	104,280
1,250	5.000%, 7/01/38	7/26 at 100.00	BBB+	1,442,363
440	4.000%, 7/01/42	7/26 at 100.00	BBB+	478,430
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	655,175
2,020	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	2,364,733

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020:
$740	3.250%, 7/01/39	7/30 at 100.00	A-	$783,867
50	4.000%, 7/01/40	7/30 at 100.00	A-	56,986
520	4.000%, 7/01/45	7/30 at 100.00	A-	583,965
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	573,805
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017:
575	5.000%, 7/01/33	7/27 at 100.00	A+	690,357
500	4.000%, 7/01/42	7/27 at 100.00	A+	547,895
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,000	4.000%, 7/01/35	7/25 at 100.00	A+	1,083,020
750	5.000%, 7/01/40	7/25 at 100.00	A+	864,923
955	4.125%, 7/01/47	7/25 at 100.00	A+	1,020,675
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
1,000	5.000%, 5/15/42	5/27 at 100.00	A	1,195,570
1,500	5.000%, 5/15/45	5/27 at 100.00	A	1,784,310
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB+	944,352
1,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%, 7/01/34	7/30 at 100.00	A	1,991,761
2,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46	6/27 at 100.00	AA-	2,467,548
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	2,953,200
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%, 4/15/45	4/30 at 100.00	A	2,795,550
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
3,000	4.000%, 12/01/44	6/25 at 100.00	AA-	3,275,460
1,000	5.000%, 12/01/44	6/25 at 100.00	AA-	1,144,050
31,360	Total Health Care			35,721,250
	Housing/Multifamily – 7.1%
2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	A+	2,142,980
640	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	682,464
1,660	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28	10/23 at 100.00	A+	1,808,985

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$935	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2000A, 2.600%, 7/01/40	7/29 at 100.00	AA+	$941,610
1,430	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D, 4.000%, 7/01/45	1/24 at 100.00	AA+	1,497,310
235	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42	1/27 at 100.00	AA+	248,677
1,480	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2018A, 3.950%, 7/01/43	1/28 at 100.00	AA+	1,608,834
1,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2020E, 2.150%, 7/01/40	1/30 at 100.00	AA+	982,030
1,750	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,868,790
575	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017, 5.000%, 7/01/32	7/27 at 100.00	BB+	613,807
200	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020, 4.000%, 7/01/40	7/30 at 100.00	BBB-	219,582
500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013, 5.000%, 6/01/34	6/23 at 100.00	Baa3	527,920
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB-	1,041,870
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015:
255	5.000%, 7/01/31	7/25 at 100.00	BB+	276,744
475	5.000%, 7/01/35	7/25 at 100.00	BB+	511,490
1,140	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	3/21 at 100.00	AA	1,141,630
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,145	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	1,334,726
520	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	590,933
1,250	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34	7/24 at 100.00	Aaa	1,307,100
760	Montgomery County Housing Opportunities Commission, Maryland, Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39 (AMT)	1/28 at 100.00	Aa2	790,066
18,950	Total Housing/Multifamily			20,137,548
	Housing/Single Family – 5.5%
1,365	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa1	1,437,618
2,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C, 3.200%, 9/01/28	3/24 at 100.00	Aa1	2,624,550

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa1	$1,050,740
335	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2018A, 4.100%, 9/01/38	9/27 at 100.00	Aa1	366,818
795	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	853,019
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019B:
2,500	3.200%, 9/01/39	9/28 at 100.00	Aa1	2,659,950
1,345	3.350%, 9/01/42	9/28 at 100.00	Aa1	1,428,713
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C:
550	5.000%, 9/01/28	No Opt. Call	Aa1	700,596
800	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,019,160
1,000	3.000%, 3/01/42	3/29 at 100.00	Aa1	1,030,810
1,430	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 2.000%, 9/01/43	3/30 at 100.00	Aa1	1,348,204
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D, 3.200%, 7/01/44	7/29 at 100.00	AA+	1,058,600
14,620	Total Housing/Single Family			15,578,778
	Long-Term Care – 5.5%
1,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016, 5.000%, 1/01/37	1/26 at 100.00	A	1,135,260
1,750	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	1,926,820
2,000	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	2,190,600
1,200	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A, 5.000%, 1/01/33	1/24 at 104.00	BBB	1,329,012
1,250	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/44	4/27 at 100.00	N/R	1,266,287
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
700	5.000%, 1/01/36	7/26 at 100.00	A	801,318
835	5.000%, 1/01/45	7/26 at 100.00	A	942,080
1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	3/21 at 100.00	A	1,966,120
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
575	5.000%, 11/01/30	11/24 at 103.00	B-	615,653
950	5.000%, 11/01/32	11/24 at 103.00	B-	1,013,432
100	5.000%, 11/01/37	11/24 at 103.00	B-	105,256

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
$500	5.000%, 11/01/42	11/24 at 103.00	B-	$520,360
100	5.000%, 11/01/47	11/24 at 103.00	B-	103,427
1,500	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30	1/29 at 100.00	BBB+	1,840,485
14,425	Total Long-Term Care			15,756,110
	Tax Obligation/General – 18.2%
2,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2020, 5.000%, 3/01/30	No Opt. Call	AAA	2,670,180
2,040	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	1,545,545
1,000	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2020A, 4.000%, 8/15/37	8/30 at 100.00	AAA	1,206,730
5,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 Fiirst Series 2021A, 5.000%, 3/01/34 (WI/DD, Settling 3/10/21)	3/31 at 100.00	AAA	6,708,850
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 Second Series 2018-2, 5.000%, 8/01/29	8/28 at 100.00	AAA	1,284,560
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2017A:
1,000	5.000%, 3/15/23	No Opt. Call	AAA	1,097,050
1,000	5.000%, 3/15/31	3/27 at 100.00	AAA	1,232,300
2,085	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2019, 5.000%, 3/15/27	No Opt. Call	AAA	2,613,652
2,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 5.000%, 8/01/21	No Opt. Call	AAA	2,040,380
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2:
1,000	5.000%, 8/01/28	No Opt. Call	AAA	1,294,720
1,000	5.000%, 8/01/29	No Opt. Call	AAA	1,321,350
2,385	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2020B, 4.000%, 11/01/31	No Opt. Call	AAA	3,033,482
5,645	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	4,404,511
3,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30	7/29 at 100.00	AAA	3,931,170
2,500	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A, 5.000%, 7/15/33	7/28 at 100.00	AAA	3,163,750
2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2020, 5.000%, 6/01/28	No Opt. Call	AAA	2,579,780

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
$2,575	5.000%, 6/01/27	6/26 at 100.00	AAA	$3,145,723
1,300	5.000%, 6/01/35	6/26 at 100.00	AAA	1,547,195
2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	2,024,220
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018, 4.000%, 6/01/39	6/28 at 100.00	AAA	2,912,700
6,220	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/49	8/25 at 37.14	Aaa	2,144,158
49,250	Total Tax Obligation/General			51,902,006
	Tax Obligation/Limited – 16.1%
1,800	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2017, 5.000%, 10/01/27	10/26 at 100.00	AAA	2,214,270
2,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019, 5.000%, 10/01/44	10/29 at 100.00	AAA	2,510,400
1,000	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.375%, 6/01/36	6/26 at 100.00	N/R	1,048,510
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
460	4.500%, 9/01/33	9/27 at 100.00	N/R	489,550
120	5.000%, 9/01/38	9/27 at 100.00	N/R	129,728
755	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.000%, 6/01/36	6/26 at 100.00	N/R	811,444
1,300	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A, 3.500%, 6/01/39, 144A	6/29 at 100.00	N/R	1,315,353
250	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B, 3.700%, 6/01/39, 144A	6/23 at 100.00	N/R	250,943
	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019:
380	4.000%, 7/01/29	1/29 at 100.00	N/R	435,716
335	5.000%, 7/01/36	1/29 at 100.00	N/R	393,695
115	Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community Development Series 2001A, 5.700%, 7/01/29 – RAAI Insured	3/21 at 100.00	AA	115,454
	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A:
1,000	4.000%, 7/01/34	7/30 at 100.00	A-	1,158,480
1,250	4.000%, 7/01/35	7/30 at 100.00	A-	1,443,500
55	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	60,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$170	Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%, 7/01/39	7/29 at 100.00	N/R	$174,901
100	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	113,859
670	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	687,634
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BB	1,104,170
1,015	5.000%, 12/01/33	12/26 at 100.00	BB	1,156,836
500	5.000%, 12/01/46	12/26 at 100.00	BB	556,155
	Harford County, Maryland, Special Obligation Bonds, Beechtree Estates Project, Refunding Series 2021:
750	4.000%, 7/01/36	7/30 at 100.00	A	855,203
675	4.000%, 7/01/40	7/30 at 100.00	A	759,065
725	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 5.800%, 2/15/34	2/24 at 100.00	N/R	722,361
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
600	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	624,390
550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	574,244
1,285	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/34	7/25 at 100.00	N/R	1,332,455
1,000	Maryland Community Development Administration, Local Government Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%, 6/01/49	6/29 at 100.00	Aa3	1,130,890
185	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44	1/27 at 100.00	N/R	195,673
2,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	2,138,600
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/32	5/26 at 100.00	AA	1,170,570
1,250	5.000%, 5/01/33	5/26 at 100.00	AA	1,459,163
2,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AA	2,425,220
25	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	26,860
2,000	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/38	10/28 at 100.00	AA+	2,492,300
3,350	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	3/21 at 100.00	N/R	3,375,728
375	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	3/21 at 100.00	N/R	378,266

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$32	0.000%, 7/01/24	No Opt. Call	N/R	$30,115
55	0.000%, 7/01/27	No Opt. Call	N/R	48,416
54	0.000%, 7/01/29	7/28 at 98.64	N/R	44,677
70	0.000%, 7/01/31	7/28 at 91.88	N/R	53,752
78	0.000%, 7/01/33	7/28 at 86.06	N/R	55,460
57	4.500%, 7/01/34	7/25 at 100.00	N/R	62,210
2,610	0.000%, 7/01/51	7/28 at 30.01	N/R	574,644
2,965	5.000%, 7/01/58	7/28 at 100.00	N/R	3,283,856
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,500	4.329%, 7/01/40	7/28 at 100.00	N/R	2,689,125
3	4.536%, 7/01/53	7/28 at 100.00	N/R	3,233
47	4.784%, 7/01/58	7/28 at 100.00	N/R	51,398
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	1,231,970
1,000	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,108,020
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	3/21 at 100.00	Baa2	1,015,550
43,516	Total Tax Obligation/Limited			46,084,682
	Transportation – 7.7%
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
120	5.000%, 7/01/33 (AMT)	7/28 at 100.00	A	142,189
425	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A	502,027
300	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, 5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	332,316
1,940	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A, 5.000%, 6/01/35	6/28 at 100.00	Baa3	2,217,439
1,600	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	BBB	1,800,912
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
500	4.000%, 6/01/38	6/28 at 100.00	BB-	473,655
305	4.000%, 6/01/58	6/28 at 100.00	BB-	262,364
1,275	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58	6/28 at 100.00	BB	1,360,234

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D:
$2,650	5.000%, 3/31/41 (AMT)	9/26 at 100.00	BB-	$2,993,811
500	5.000%, 3/31/46 (AMT)	9/26 at 100.00	BB-	559,835
500	Maryland Economic Development Corporation, Private Activity Revenue Bonds FCP, Purple Line Light Rail Project, Green Bonds, Series 2016B, 5.000%, 9/30/26 (AMT)	11/21 at 100.00	BB-	513,295
1,000	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/32 (AMT)	6/29 at 100.00	A	1,246,400
2,500	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2020, 5.000%, 7/01/36	7/30 at 100.00	Aa2	3,224,175
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
85	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	86,486
340	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	345,644
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/30	7/27 at 100.00	AA	1,841,955
1,000	5.000%, 7/01/36	7/27 at 100.00	AA	1,209,320
1,390	5.000%, 7/01/37	7/27 at 100.00	AA	1,677,494
1,000	5.000%, 7/01/42	7/27 at 100.00	AA	1,195,150
18,930	Total Transportation			21,984,701
	U.S. Guaranteed – 10.6% (5)
720	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	835,020
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,050,740
475	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	505,410
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A-	1,751,580
1,310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	1,513,823
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015:
1,340	5.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,543,238
1,065	5.000%, 7/01/34 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,226,529
1,250	5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,439,587

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
$2,250	4.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	$2,364,165
5,700	5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	6,064,914
295	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	316,815
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	3,468,990
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/35 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	1,219,970
3,250	5.000%, 5/01/41 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	3,964,902
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MD, 5.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	2,072,880
475	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A+	505,410
780	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/49 (Pre-refunded 8/15/25)	8/25 at 37.14	Aaa	279,193
27,575	Total U.S. Guaranteed			30,123,166
	Utilities – 5.3%
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	1,243,620
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,487,240
1,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A, 5.000%, 7/01/50	7/30 at 100.00	Aa2	1,261,510
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	Aa3	2,363,820
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	1,030,000
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	477,868
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
500	5.000%, 7/01/27	7/26 at 100.00	A-	589,235
500	5.000%, 1/01/46	7/26 at 100.00	A-	560,145
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
825	5.000%, 10/01/33	10/27 at 100.00	BBB	961,191
200	5.000%, 10/01/38	10/27 at 100.00	BBB	230,080
2,000	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,124,120
705	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	716,541

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$130	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	$141,912
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,052,710
13,275	Total Utilities			15,239,992
$259,566	Total Municipal Bonds (cost $266,187,178)			281,690,722

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
14,180	American Airlines Group Inc, (6), (7)	$296,929
	Total Common Stocks (cost $425,978)	296,929
	Total Long-Term Investments (cost $266,613,156)	281,987,651
	Other Assets Less Liabilities – 1.2%	3,402,655
	Net Assets – 100%	$285,390,306
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$281,690,722	$ —	$281,690,722
Common Stocks	296,929	—	—	296,929
Total	$296,929	$281,690,722	$ —	$281,987,651

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.4%
	MUNICIPAL BONDS – 98.7%
	Consumer Staples – 0.3%
$1,210	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (AMT)	No Opt. Call	AA-	$1,587,496
	Education and Civic Organizations – 13.7%
2,495	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2013, 5.000%, 3/01/21	No Opt. Call	AA	2,495,000
2,160	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30	No Opt. Call	AA	2,847,290
1,405	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34	10/26 at 100.00	Baa3	1,571,619
515	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37	10/27 at 100.00	Baa3	581,347
295	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/39	10/29 at 100.00	BB+	313,107
2,580	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project, Series 2019, 3.000%, 9/15/49	9/29 at 100.00	AA-	2,687,457
1,205	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	1,362,855
305	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	338,767
785	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34	5/26 at 100.00	A-	811,093
330	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	353,169
920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series 2006, 4.500%, 10/01/27 – RAAI Insured	3/21 at 100.00	AA	920,800
3,500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/45	8/25 at 100.00	AA-	3,936,100
1,430	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	1,480,522
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
290	3.125%, 5/01/34	5/26 at 100.00	BBB	290,061
210	3.250%, 5/01/36	5/26 at 100.00	BBB	210,292
355	3.500%, 5/01/41	5/26 at 100.00	BBB	356,321

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017:
$100	3.375%, 11/01/33	11/27 at 100.00	A-	$106,488
1,090	4.000%, 11/01/40	11/27 at 100.00	A-	1,186,378
	Lancaster Higher Education Authority, Pennsylvania, College Revenue Bonds, Harrisburg Area Community College Project, Series 2021:
1,000	5.000%, 10/01/27 – BAM Insured	No Opt. Call	AA	1,249,960
1,000	5.000%, 10/01/28 – BAM Insured	No Opt. Call	AA	1,271,740
2,020	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	2,126,010
1,800	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2016, 3.000%, 10/01/37	10/26 at 100.00	A	1,840,338
1,270	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	1,496,187
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
3,700	4.000%, 9/01/44	9/29 at 100.00	A	4,129,718
580	4.000%, 9/01/49	9/29 at 100.00	A	643,162
2,075	Northampton County General Purpose Authority, Pennsylvania, Revenue Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38	11/28 at 100.00	Aa3	2,335,558
4,870	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41 (AMT)	6/29 at 100.00	A1	4,518,922
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004:
630	2.625%, 11/01/31	5/26 at 100.00	BBB+	647,968
690	3.000%, 11/01/42	5/26 at 100.00	BBB+	703,579
1,150	5.000%, 11/01/46	5/26 at 100.00	BBB+	1,267,898
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014:
815	5.000%, 12/01/38	12/24 at 100.00	AA+	910,241
670	5.000%, 12/01/44	12/24 at 100.00	AA+	742,534
1,015	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Series 2019, 4.000%, 12/01/48	6/29 at 100.00	AA+	1,152,533
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2016, 4.000%, 5/01/36	5/26 at 100.00	A-	1,631,025
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012:
290	4.000%, 5/01/32	11/22 at 100.00	BB+	292,079
1,020	5.000%, 5/01/42	11/22 at 100.00	BB+	1,042,481
2,375	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50	3/25 at 100.00	A	2,668,645
220	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A	230,283

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,260	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2018A, 3.375%, 2/15/35	2/28 at 100.00	AA+	$1,376,978
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
170	4.000%, 11/01/39	11/22 at 100.00	Baa1	174,575
1,180	5.000%, 11/01/42	11/22 at 100.00	Baa1	1,238,965
1,315	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36	11/25 at 100.00	Baa1	1,481,676
385	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38	7/23 at 100.00	A-	409,451
275	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	312,513
1,475	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017, 5.000%, 5/01/37	11/27 at 100.00	BB+	1,586,363
2,600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020A, 4.000%, 11/01/45	11/29 at 100.00	A-	2,900,404
2,345	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Temple University, First Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	2,602,903
910	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	961,870
835	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37	5/26 at 100.00	A-	950,714
1,895	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,989,276
2,090	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	2,198,157
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A:
665	5.000%, 11/01/32	11/25 at 100.00	A-	762,017
260	5.000%, 11/01/33	11/25 at 100.00	A-	297,198
260	4.000%, 11/01/35	11/25 at 100.00	A-	279,965
66,580	Total Education and Civic Organizations			72,272,552
	Health Care – 18.1%
10,705	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	11,698,852
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
1,000	4.000%, 7/15/36	7/29 at 100.00	A	1,142,540
1,170	4.000%, 7/15/39	7/29 at 100.00	A	1,327,283

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
$930	3.750%, 11/01/42	11/27 at 100.00	BB+	$874,367
1,615	4.000%, 11/01/47	11/27 at 100.00	BB+	1,609,024
10,295	5.000%, 11/01/50	11/27 at 100.00	BB-	11,201,578
1,000	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2019, 4.000%, 8/15/50	8/28 at 100.00	A-	1,096,780
8,710	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	8,765,657
505	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Grand View Hospital, Series 2021, 4.000%, 7/01/46 (WI/DD, Settling 3/11/21)	7/31 at 100.00	BB+	533,457
2,125	Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/39	7/25 at 100.00	A	2,333,229
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A:
295	5.000%, 11/15/41	11/25 at 100.00	AA-	338,424
625	5.000%, 11/15/46	11/25 at 100.00	AA-	714,325
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A:
1,000	4.000%, 10/01/36	10/27 at 100.00	AA	1,136,490
1,365	4.000%, 10/01/37	10/27 at 100.00	AA	1,547,268
5,000	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	AA	5,746,750
2,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2019, 4.000%, 11/01/44	11/29 at 100.00	A+	2,273,520
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A:
560	3.000%, 6/01/33	6/26 at 100.00	A	582,232
585	5.000%, 6/01/35	6/26 at 100.00	A	684,871
730	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	759,594
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB-	532,040
1,025	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,141,256
4,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	4,559,960
1,485	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41	6/24 at 100.00	AA-	1,646,895
1,055	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45	2/27 at 100.00	AA-	1,242,421
255	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba3	268,025

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,750	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46	8/26 at 100.00	AA	$3,253,580
1,945	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42	8/26 at 100.00	AA	2,315,250
3,960	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%, 7/01/35	7/26 at 100.00	A+	4,398,926
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A+	3,342,900
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016:
365	3.000%, 11/01/36	5/26 at 100.00	A	376,359
3,670	4.000%, 11/01/46	5/26 at 100.00	A	3,884,915
1,050	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/41	7/26 at 100.00	A+	1,216,656
2,730	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	2,992,244
695	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children's Hospital of Philadelphia, Series 2011C, 5.000%, 7/01/41	7/21 at 100.00	AA	703,187
2,035	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	2,140,108
555	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	640,537
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	2,322,340
3,065	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	Aa3	3,739,515
700	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37	1/31 at 100.00	Baa1	790,594
87,055	Total Health Care			95,873,949
	Housing/Multifamily – 0.3%
650	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	A1	708,065
485	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46	7/24 at 100.00	BB+	493,745
100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Baa3	107,031

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$205	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	3/21 at 100.00	Baa3	$205,098
1,440	Total Housing/Multifamily			1,513,939
	Housing/Single Family – 9.7%
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
2,560	3.300%, 10/01/32	10/21 at 100.00	AA+	2,586,752
1,980	3.650%, 10/01/37	10/21 at 100.00	AA+	1,998,671
880	3.700%, 10/01/42	10/21 at 100.00	AA+	888,536
710	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B, 3.900%, 10/01/35	10/24 at 100.00	AA+	741,311
1,380	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	1,423,884
4,835	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40	10/25 at 100.00	AA+	4,994,265
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
1,460	3.100%, 10/01/36	10/25 at 100.00	AA+	1,513,597
6,365	3.200%, 10/01/41	10/25 at 100.00	AA+	6,556,395
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B:
1,180	3.450%, 10/01/32	10/26 at 100.00	AA+	1,263,143
690	3.900%, 10/01/37	4/21 at 100.00	AA+	692,063
2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.500%, 10/01/37	10/26 at 100.00	AA+	2,082,740
1,010	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B, 3.700%, 10/01/47	4/27 at 100.00	AA+	1,071,388
1,850	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2018-126A, 3.700%, 10/01/33	4/27 at 100.00	AA+	1,973,025
6,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 3.350%, 10/01/45	10/28 at 100.00	AA+	6,229,560
4,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 3.000%, 10/01/46	10/28 at 100.00	AA+	4,103,648
2,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133, 2.500%, 10/01/45	10/29 at 100.00	AA+	2,379,304
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2020-134A:
5,000	1.850%, 4/01/36 (WI/DD, Settling 3/31/21)	10/29 at 100.00	AA+	4,861,000
3,545	2.050%, 4/01/41 (WI/DD, Settling 3/31/21)	10/29 at 100.00	AA+	3,411,389
2,570	2.100%, 10/01/43 (WI/DD, Settling 3/31/21)	10/29 at 100.00	AA+	2,462,240
50,395	Total Housing/Single Family			51,232,911

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials – 1.1%
$250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	$266,857
250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	266,858
2,525	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	2,621,329
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A:
955	5.000%, 11/01/27 (AMT)	11/22 at 100.00	A1	1,021,334
410	5.000%, 11/01/41 (AMT)	11/22 at 100.00	A1	435,871
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2011, 2.150%, 7/01/41 (AMT) (Mandatory Put 7/01/24)	No Opt. Call	A-	1,050,350
5,390	Total Industrials			5,662,599
	Long-Term Care – 4.8%
1,510	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	BBB	1,690,581
1,600	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018, 5.000%, 5/15/48	5/25 at 102.00	BBB	1,756,976
90	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	N/R	92,790
860	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%, 12/01/51	12/25 at 103.00	N/R	875,970
3,450	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019, 5.000%, 1/01/45	1/25 at 104.00	N/R	3,714,304
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
1,600	4.000%, 1/01/33	1/25 at 100.00	BBB+	1,690,112
2,030	5.000%, 1/01/38	1/25 at 100.00	BBB+	2,233,731
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016:
355	5.000%, 1/01/28	1/26 at 100.00	BBB+	409,280
1,000	5.000%, 1/01/29	1/26 at 100.00	BBB+	1,149,390
910	5.000%, 1/01/30	1/26 at 100.00	BBB+	1,040,949
135	3.250%, 1/01/36	1/26 at 100.00	BBB+	138,833
1,430	3.250%, 1/01/39	1/26 at 100.00	N/R	1,462,747
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A:
285	4.125%, 1/01/38	1/29 at 100.00	BBB+	322,070
560	5.000%, 1/01/39	1/29 at 100.00	BBB+	659,422

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,135	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 5.000%, 12/01/39	12/25 at 100.00	A	$1,284,888
340	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	373,748
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2020:
610	5.000%, 3/01/45	3/27 at 102.00	BB+	655,250
245	5.000%, 3/01/50	3/27 at 102.00	BB+	262,493
2,000	Montgomery County Industrial Development Authority, Pennslyvania, Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%, 12/01/48	12/25 at 102.00	BBB	2,215,100
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	2,332,360
1,100	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2019, 5.000%, 11/01/49	11/26 at 103.00	BB+	1,166,583
23,245	Total Long-Term Care			25,527,577
	Tax Obligation/General – 20.9%
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
950	5.000%, 12/01/32	12/24 at 100.00	AA-	1,099,179
415	5.000%, 12/01/34	12/24 at 100.00	AA-	479,503
4,950	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77, 5.000%, 11/01/43	11/28 at 100.00	AA-	6,089,688
830	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Revenue Anticipation Note Series 2020, 2.375%, 3/31/21	3/21 at 100.00	N/R	830,066
	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019C:
1,000	4.000%, 2/01/35 – BAM Insured	8/29 at 100.00	AA	1,146,710
1,000	4.000%, 2/01/36 – BAM Insured	8/29 at 100.00	AA	1,142,670
1,000	Avon Grove School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 11/15/38 (WI/DD, Settling 3/02/21)	5/29 at 100.00	AA	1,177,800
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,000	5.000%, 8/01/28	8/26 at 100.00	Aa2	1,224,710
1,050	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,210,304
1,055	4.000%, 8/01/32	8/26 at 100.00	Aa2	1,213,872
1,180	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,354,416
705	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	792,942
1,000	Cambria County, Pennsylvania, General Obligation Bonds, Notes Series 2020B, 4.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,120,200
1,675	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,911,359

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,635	Chambersburg Area School District, Franklin County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 3/01/29	3/27 at 100.00	Aa3	$3,056,863
2,005	Cheltenham Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016B, 5.000%, 2/15/37	8/24 at 100.00	AA-	2,285,720
3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AA-	2,956,031
	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2020A:
4,000	0.000%, 10/01/35 – BAM Insured	10/30 at 81.91	AA	2,451,400
1,950	0.000%, 10/01/37 – BAM Insured	10/30 at 75.27	AA	1,083,225
4,000	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 5.000%, 2/15/44	2/27 at 100.00	Aaa	4,801,240
805	Connellsville Area School District, Fayette County, Pennsylvania, General Obligation Bonds, Series 2019, 3.125%, 8/15/39	8/26 at 100.00	AA	845,765
2,630	Dallas School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 5.000%, 10/15/33 – AGM Insured	10/29 at 100.00	AA	3,379,997
2,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24	No Opt. Call	A+	2,363,322
170	Easton Area School District, Northampton County, Pennsylvania, General Obligation Bonds, Series 2020B, 5.000%, 2/01/31	2/28 at 100.00	Aa2	212,825
2,000	Fayette County, Pennsylvania, General Obligation Bonds, Notes Series 2021A, 2.000%, 11/15/43 – AGM Insured (WI/DD, Settling 3/11/21)	11/30 at 100.00	AA	1,808,320
1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	Baa2	1,422,188
900	Lancaster School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2020, 4.000%, 6/01/35 – AGM Insured	12/28 at 100.00	AA	1,060,011
2,240	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	2,475,603
1,000	Lower Paxton Township, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2020B, 4.000%, 4/01/22	No Opt. Call	Aa2	1,039,220
4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A-	4,642,219
5,000	Mercer County, Pennsylvania, General Obligation Bonds, Variable Rate Demand Series 2011, 0.060%, 10/01/31 – AGM Insured (Mandatory Put 3/05/21)	2/21 at 100.00	AA	5,000,000
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016:
1,000	4.000%, 9/01/31 – AGM Insured	9/26 at 100.00	AA	1,141,980
1,000	4.000%, 9/01/33 – AGM Insured	9/26 at 100.00	AA	1,134,340
	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019:
1,000	4.000%, 5/01/34	5/29 at 100.00	AA	1,165,250
1,545	4.000%, 5/01/36	5/29 at 100.00	AA	1,789,172
1,000	4.000%, 5/01/44	5/29 at 100.00	AA	1,128,910

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Penn Manor School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2019A:
$1,500	4.000%, 3/01/33	9/27 at 100.00	AA	$1,737,345
1,745	4.000%, 3/01/34	9/27 at 100.00	AA	2,001,637
1,350	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured	1/24 at 100.00	AA	1,521,099
3,485	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – NPFG Insured	No Opt. Call	A+	4,811,008
1,535	Philadelphia School District, Pennsylvania, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020-21A, 4.000%, 6/30/21	No Opt. Call	N/R	1,554,679
1,445	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2014A, 5.000%, 7/15/38	1/24 at 100.00	A	1,610,655
1,065	Philadelphia, Pennsylvania, Tax and Revenue Anticipation Notes, Series A of 2020-2021, 4.000%, 6/30/21	No Opt. Call	N/R	1,078,440
250	PIttsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	267,590
370	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2020A, 4.000%, 9/01/22	No Opt. Call	AA-	390,609
	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2019B:
1,500	3.000%, 2/15/30	2/27 at 100.00	Aa1	1,630,635
1,160	3.000%, 2/15/32	2/27 at 100.00	Aa1	1,250,016
1,535	Rostraver Township, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2018, 3.500%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	1,640,071
1,285	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,370,054
	Seneca Valley School District, Butler County, Pennsylvania, General Obligation Bonds, Series 2021:
1,375	4.000%, 7/15/32	1/29 at 100.00	Aa1	1,644,761
375	4.000%, 7/15/33	1/29 at 100.00	Aa1	447,360
2,000	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 3/15/40	3/25 at 100.00	Aa1	2,305,480
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
40	5.000%, 11/15/21	No Opt. Call	BB+	40,328
70	5.000%, 11/15/28	5/24 at 100.00	BB+	71,616

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Upper Dublin School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021A:
$500	4.000%, 9/15/27	No Opt. Call	Aa3	$596,005
450	4.000%, 9/15/29	3/29 at 100.00	Aa3	542,687
700	4.000%, 9/15/33	3/29 at 100.00	Aa3	822,108
1,690	4.000%, 9/15/37	3/29 at 100.00	Aa3	1,949,990
830	4.000%, 9/15/41	3/29 at 100.00	Aa3	946,798
	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020:
200	2.000%, 9/01/26	No Opt. Call	Aa1	212,372
200	3.000%, 9/01/29	9/28 at 100.00	Aa1	223,944
2,535	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 1/15/46 (WI/DD, Settling 3/17/21)	1/29 at 100.00	Aa1	2,898,494
1,275	Upper St Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41	10/24 at 100.00	AA	1,450,975
	Upper St Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2020:
2,095	3.000%, 10/01/28	No Opt. Call	AA	2,341,037
2,725	3.000%, 10/01/29	10/28 at 100.00	AA	3,019,218
1,150	3.000%, 10/01/30	10/28 at 100.00	AA	1,266,161
1,000	West Mifflin Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 – BAM Insured	10/29 at 100.00	AA	1,080,930
101,810	Total Tax Obligation/General			110,761,122
	Tax Obligation/Limited – 6.3%
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	520,100
120	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	145,508
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Baa3	116,515
505	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Baa3	572,983
100	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	103,276
1,000	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2021, 4.500%, 11/30/21, 144A	7/21 at 100.00	N/R	998,174
1,025	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Series 2019B, 5.000%, 6/01/30	No Opt. Call	A1	1,321,574
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
840	5.000%, 6/01/33	6/28 at 100.00	A1	1,028,588
9,325	4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	10,550,305

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$935	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	$959,609
582	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	598,692
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
1,500	0.000%, 12/01/37 (4)	12/26 at 100.00	AA-	1,646,625
1,000	0.000%, 12/01/44 (4)	12/26 at 100.00	AA-	1,089,590
2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A+	2,975,525
2,045	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30	12/25 at 100.00	A	2,433,754
	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012:
1,530	5.000%, 2/01/26 – AGM Insured	8/22 at 100.00	AA	1,621,571
1,220	4.000%, 2/01/29 – AGC Insured	8/22 at 100.00	AA	1,275,949
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,125	4.750%, 7/01/53	7/28 at 100.00	N/R	1,227,859
1,604	5.000%, 7/01/58	7/28 at 100.00	N/R	1,776,494
1,001	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	1,094,664
500	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Revenue Bonds, Transit Administration Section 5307 Urbanized Area Formula Series 2020, 5.000%, 6/01/21	No Opt. Call	AA-	506,005
530	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35	1/28 at 100.00	BB	571,557
29,587	Total Tax Obligation/Limited			33,134,917
	Transportation – 7.0%
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,040	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,155,128
2,455	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,718,004
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	1,192,530
2,700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/38	1/29 at 100.00	A+	3,300,480
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,330	5.000%, 1/01/22	No Opt. Call	A	1,373,424
1,000	5.000%, 1/01/25	1/23 at 100.00	A	1,063,070
1,845	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	2,003,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,675	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	$3,084,195
4,995	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	6,573,370
825	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2, 5.000%, 6/01/39	6/26 at 100.00	A3	968,344
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	12/24 at 100.00	A+	1,188,862
4,535	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	5,253,072
2,260	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	2,839,396
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
575	5.000%, 6/01/31	6/27 at 100.00	A3	693,186
570	5.000%, 6/01/33	6/27 at 100.00	A3	682,353
1,355	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/50	12/30 at 100.00	A	1,520,310
70	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 3.000%, 7/01/34 – AGM Insured	7/27 at 100.00	AA	72,456
1,295	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020A, 4.000%, 7/01/35	7/30 at 100.00	A2	1,495,466
10	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	11,846
31,585	Total Transportation			37,189,402
	U.S. Guaranteed – 6.7% (5)
2,980	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	3,231,542
1,400	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc, Series 2012, 5.000%, 5/15/27 (Pre-refunded 5/15/21)	5/21 at 100.00	A3	1,413,552
1,025	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2013, 5.250%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	A2	1,140,261
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
265	4.000%, 1/01/33 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R	298,745
220	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R	256,329
625	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016, 3.250%, 1/01/39 (Pre-refunded 1/01/26)	1/26 at 100.00	N/R	698,356
3,280	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Series 2012B, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	3,410,019

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
$250	5.375%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	$277,460
430	5.750%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	480,706
2,395	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	2,707,380
2,010	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32 (Pre-refunded 11/01/22)	11/22 at 100.00	A	2,136,811
1,010	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,049,168
1,310	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,387,775
3,085	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	3,247,178
850	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Refunding Series 2012, 5.000%, 11/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A-	899,733
1,110	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,227,283
180	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R	193,657
2,990	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A+	3,236,884
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,925	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	3,137,530
1,220	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	1,308,645
280	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.500%, 12/01/35 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA	291,248
2,095	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa3	2,404,850
240	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 7.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A-	246,696
530	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	A1	554,534
32,705	Total U.S. Guaranteed			35,236,342

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 9.8%
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
$1,770	5.000%, 12/01/40	12/25 at 100.00	Aa3	$2,082,122
1,355	5.000%, 12/01/45	12/25 at 100.00	Aa3	1,582,328
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B:
330	4.000%, 6/01/45	12/30 at 100.00	Aa3	381,496
285	4.000%, 6/01/50	12/30 at 100.00	Aa3	327,781
25	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	25,750
3,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (6)	No Opt. Call	N/R	4,344
2,270	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)	No Opt. Call	N/R	2,838
	Bucks County Water and Sewer Authority, Pennsylvania, Water System Revenue Bonds, Series 2020:
275	2.000%, 12/01/40	12/28 at 100.00	AA	250,233
935	2.125%, 12/01/45	12/28 at 100.00	AA	840,060
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015:
400	5.000%, 5/01/40	5/25 at 100.00	Aa3	462,936
785	4.000%, 5/01/45	5/25 at 100.00	Aa3	834,471
1,930	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	2,139,212
1,325	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	1,412,755
4,305	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	5,381
2,265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, 3.000%, 10/01/36 (AMT)	10/29 at 100.00	A-	2,364,094
4,060	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019B, 3.100%, 11/01/38 (AMT)	11/29 at 100.00	A-	4,242,335
7,450	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019, 3.000%, 4/01/39	10/29 at 100.00	A+	7,928,662
3,165	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	3,904,249
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A	2,343,480
1,975	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/30	8/25 at 100.00	A	2,297,004

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,005	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/45	7/24 at 100.00	A+	$5,631,276
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2019B, 5.000%, 11/01/54	11/29 at 100.00	A+	2,456,460
310	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 – AGM Insured	9/30 at 100.00	AA	358,307
1,500	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding First Lien Series 2017C, 0.680%, 9/01/40 – AGM Insured (Mandatory Put 12/01/23) (SIFMA *100% Reference Rate + 0.650% Spread) (7)	6/23 at 100.00	AA	1,503,735
915	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	1,091,650
	University Area Joint Authority, Centre County, Pennsylvania, Sewer Revenue Bonds, Series 2021:
865	3.000%, 11/01/34 – BAM Insured	11/26 at 100.00	AA	933,698
525	3.000%, 11/01/35 – BAM Insured	11/26 at 100.00	AA	565,362
1,000	Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 – AGM Insured	9/29 at 100.00	AA	1,055,650
1,000	West Mifflin Sanitary Sewer Municipal Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Green Series 2020B, 2.250%, 8/01/38 – BAM Insured	8/25 at 100.00	AA	959,440
	Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer Revenue Bonds, Series 2021:
1,000	5.000%, 1/01/23 – BAM Insured	No Opt. Call	AA	1,086,310
1,615	5.000%, 1/01/24 – BAM Insured	No Opt. Call	AA	1,826,016
575	5.000%, 1/01/28 – BAM Insured	No Opt. Call	AA	729,865
56,690	Total Utilities			51,629,300
$487,692	Total Municipal Bonds (cost $495,440,702)			521,622,106

Shares	Description (1)	Value
	COMMON STOCKS – 1.7%
	Electric Utilities – 1.7%
324,114	Energy Harbor Corp, (8), (9), (10)	$9,115,706
	Total Common Stocks (cost $9,068,453)	9,115,706
	Total Long-Term Investments (cost $504,509,155)	530,737,812

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.8%
	MUNICIPAL BONDS – 1.8%
	Tax Obligation/General – 0.8%
$4,000	Pennsylvania State, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bonds 2018-XF2604, 0.050%, 3/01/26 (Mandatory Put 3/05/21),144A (11)	No Opt. Call	F1	$4,000,000
	Tax Obligation/Limited – 0.5%
2,925	Commonwealth Financing Authority, Pennsylvania, Tobacco Master Settlement Payment Revenue Bonds, Tender Option Bond Trust, Variable Rate Demand Obligations, Series 2018-XX1080, 0.070%, 6/01/35 (Mandatory Put 3/04/21),144A (11)	6/28 at 100.00	A-1	2,925,000
	Utilities – 0.5%
2,780	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth Series, Variable Rate Demand Obligations, Series 2009D, 0.030%, 8/01/31 (Mandatory Put 3/04/21) (11)	5/21 at 100.00	A-1+	2,780,000
$9,705	Total Short-Term Investments (cost $9,705,000)			9,705,000
	Total Investments (cost $514,214,155) – 102.2%			540,442,812
	Other Assets Less Liabilities – (2.2)% (12)			(11,812,582)
	Net Assets – 100%			$528,630,230
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Long Bond	Short	(28)	6/21	$(4,444,069)	$(4,458,125)	$(14,056)	$(28,000)
U.S. Treasury 10-Year Note	Short	(39)	6/21	(5,237,178)	(5,176,031)	61,147	(5,484)
Total				$(9,681,247)	$(9,634,156)	$47,091	$(33,484)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$521,622,106	$ —	$521,622,106
Common Stocks	—	9,115,706	—	9,115,706
Short-Term Investments:
Municipal Bonds	—	9,705,000	—	9,705,000
Investments in Derivatives:
Futures Contracts*	47,091	—	—	47,091
Total	$47,091	$540,442,812	$ —	$540,489,903

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shipping port Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.0%
	MUNICIPAL BONDS – 97.9%
	Consumer Staples – 1.9%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$265	5.250%, 6/01/32	3/21 at 100.00	N/R	$265,093
600	5.625%, 6/01/47	3/21 at 100.00	N/R	600,174
6,155	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	3/21 at 100.00	B-	6,188,791
4,910	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/21 at 100.00	B-	4,928,658
11,930	Total Consumer Staples			11,982,716
	Education and Civic Organizations – 9.3%
1,685	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%, 1/01/40	1/27 at 100.00	A1	1,865,935
	College of William and Mary, Virginia, General Pledge Revenue Bonds, Series 2020A:
750	5.000%, 2/15/30	No Opt. Call	AA	982,568
260	5.000%, 2/15/31	2/30 at 100.00	AA	337,836
375	5.000%, 2/15/32	2/30 at 100.00	AA	484,324
370	5.000%, 2/15/33	2/30 at 100.00	AA	476,042
375	4.000%, 2/15/34	2/30 at 100.00	AA	440,726
1,455	Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee University, Educational Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 1/01/48	1/28 at 100.00	AA	1,748,488
2,000	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%, 10/01/50	10/30 at 100.00	Aa1	2,122,300
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37	6/27 at 100.00	Aa2	563,360
	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2019A:
3,250	4.000%, 6/01/34	6/29 at 100.00	Aa2	3,818,523
1,200	4.000%, 6/01/36	6/29 at 100.00	Aa2	1,400,976
985	4.000%, 6/01/39	6/29 at 100.00	Aa2	1,139,753
750	Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	BBB+	850,680
1,000	Salem Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45	4/30 at 100.00	BBB+	1,063,510
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,873,025

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$8,855	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	AAA	$10,653,096
585	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2015B, 5.000%, 8/01/21	No Opt. Call	AAA	596,858
7,000	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2019B, 5.000%, 9/01/49	9/29 at 100.00	AAA	8,848,630
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,041,370
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
3,000	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	3,161,970
3,065	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	3,191,799
1,575	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1998, 5.250%, 1/01/31 – NPFG Insured	No Opt. Call	AA	2,034,601
2,190	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	2,434,733
525	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2018A, 5.000%, 11/01/38	11/28 at 100.00	AA-	648,585
4,975	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/33	11/30 at 100.00	AA-	6,422,874
50,225	Total Education and Civic Organizations			59,202,562
	Health Care – 13.2%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,550	5.000%, 7/01/29	No Opt. Call	AA-	1,997,671
1,200	5.000%, 7/01/31	7/30 at 100.00	AA-	1,565,316
1,165	5.000%, 7/01/33	7/30 at 100.00	AA-	1,504,772
325	5.000%, 7/01/37	7/30 at 100.00	AA-	413,754
1,195	4.000%, 7/01/38	7/30 at 100.00	AA-	1,391,267
1,075	4.000%, 7/01/45	7/30 at 100.00	AA-	1,226,435
	Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake Regional Medical Center, Series 2019:
1,375	5.000%, 7/01/28	No Opt. Call	A	1,720,400
725	5.000%, 7/01/29	No Opt. Call	A	921,946
4,030	5.000%, 7/01/30	7/29 at 100.00	A	5,075,301
1,470	5.000%, 7/01/34	7/29 at 100.00	A	1,819,684
560	4.000%, 7/01/35	7/29 at 100.00	A	637,745
1,205	4.000%, 7/01/37	7/29 at 100.00	A	1,362,759
1,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	2,130,758
1,500	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44	5/24 at 100.00	AA+	1,628,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48	5/28 at 100.00	AA+	$2,253,180
310	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	331,951
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A3	2,534,400
2,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	2,165,720
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,816,470
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
180	5.000%, 1/01/32	1/27 at 100.00	A-	213,079
2,000	5.000%, 1/01/47	1/27 at 100.00	A-	2,309,880
1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48	11/28 at 100.00	AA	1,116,320
1,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/25	11/22 at 100.00	AA-	1,068,900
	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A:
875	4.000%, 7/01/36	7/30 at 100.00	AA-	1,038,888
6,000	4.000%, 7/01/51	7/30 at 100.00	AA-	6,916,860
4,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30)	1/30 at 100.00	AA-	5,849,505
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A3	1,158,060
1,800	5.000%, 6/15/35	6/26 at 100.00	A3	2,069,838
1,600	5.000%, 6/15/36	6/26 at 100.00	A3	1,835,536
1,360	4.000%, 6/15/37	6/26 at 100.00	A3	1,468,474
3,300	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B, 5.000%, 7/01/46	7/27 at 100.00	AA-	3,858,360
6,660	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/49	6/30 at 100.00	AA-	7,574,751
	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2020:
4,000	4.000%, 11/01/37	11/29 at 100.00	AA	4,630,080
2,150	4.000%, 11/01/38	11/29 at 100.00	AA	2,481,293

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
$1,250	5.000%, 1/01/32	1/26 at 100.00	A+	$1,453,237
1,230	5.000%, 1/01/34	1/26 at 100.00	A+	1,426,874
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,189,600
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,387,494
72,725	Total Health Care			84,545,483
	Housing/Multifamily – 3.1%
785	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	3/21 at 100.00	AA	787,928
695	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	722,258
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,510	3.500%, 3/01/35	3/24 at 100.00	AA+	1,579,505
1,790	3.625%, 3/01/39	3/24 at 100.00	AA+	1,869,279
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	1,051,330
2,585	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,723,375
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,578,600
1,710	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,811,557
3,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2019A, 3.600%, 9/01/39	3/28 at 100.00	AA+	3,249,270
1,250	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020E, 2.300%, 7/01/40	7/29 at 100.00	AA+	1,267,538
1,745	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020G, 2.200%, 9/01/40	9/29 at 100.00	Aa1	1,755,557
1,295	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	3/21 at 100.00	AA+	1,298,587
18,865	Total Housing/Multifamily			19,694,784
	Long-Term Care – 3.1%
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc, Series 2016A:
4,725	5.000%, 10/01/42	10/24 at 102.00	BBB+	5,281,133
700	4.000%, 10/01/42	10/24 at 102.00	BBB+	753,312
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
1,000	5.000%, 12/01/42	12/23 at 100.00	BBB+	1,070,890
1,000	5.000%, 12/01/47	12/23 at 100.00	BBB+	1,067,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$700	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2020, 4.000%, 10/01/45	10/26 at 103.00	A-	$764,673
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2016, 4.000%, 1/01/37	1/25 at 102.00	BBB-	1,031,990
845	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2017A, 5.000%, 1/01/48	1/23 at 103.00	BBB-	901,218
3,300	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A, 5.250%, 1/01/54	1/24 at 104.00	N/R	3,495,657
1,500	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016, 5.000%, 1/01/46	1/25 at 102.00	BB	1,532,595
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc/United Church Homes and Services Obligated Group, Refunding Series 2016:
1,110	5.000%, 9/01/26	9/24 at 102.00	N/R	1,187,067
1,500	5.000%, 9/01/31	9/24 at 102.00	N/R	1,587,270
1,025	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45	7/27 at 103.00	A	1,126,680
18,405	Total Long-Term Care			19,800,345
	Tax Obligation/General – 5.6%
1,000	Arlington County, Virginia, General Obligation Bonds, Public Improvement Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	1,020,230
2,000	Arlington County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2020A, 5.000%, 8/01/30	No Opt. Call	AAA	2,672,600
4,600	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	3,485,052
3,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2020A, 5.000%, 10/01/39	4/30 at 100.00	AAA	3,876,540
500	Hampton, Virginia, General Obligation Bonds, Public Improvement Environmental Impact Green Series 2020A, 4.000%, 9/01/32	9/30 at 100.00	AA+	619,750
3,465	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2017A, 5.000%, 12/01/25	No Opt. Call	AAA	4,193,759
2,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2019A, 4.000%, 12/01/30	12/28 at 100.00	AAA	2,425,940
3,100	Newport News, Virginia, General Obligation Bonds, General improvement Series 2019A, 5.000%, 2/01/22	No Opt. Call	AA+	3,238,415
1,250	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2016A, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,539,338
1,000	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2019, 5.000%, 8/01/31	8/28 at 100.00	AAA	1,273,790
400	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2020A, 4.000%, 9/01/40	3/30 at 100.00	AAA	469,104

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$6,715	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	$3,313,852
370	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D, 5.000%, 3/01/32	No Opt. Call	AA+	511,710
805	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2019A, 4.000%, 7/15/32	7/29 at 100.00	AA+	976,666
2,710	Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30	No Opt. Call	AAA	3,380,752
7,110	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/48	8/25 at 38.79	Aaa	2,561,093
40,025	Total Tax Obligation/General			35,558,591
	Tax Obligation/Limited – 26.4%
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,485	5.000%, 2/15/34	8/27 at 100.00	Aa1	1,831,777
1,000	5.000%, 2/15/35	8/27 at 100.00	Aa1	1,229,610
925	5.000%, 2/15/36	8/27 at 100.00	Aa1	1,133,588
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
310	5.250%, 7/15/25 – ACA Insured	3/21 at 100.00	N/R	310,384
520	5.500%, 7/15/35 – ACA Insured	3/21 at 100.00	N/R	520,442
1,000	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	1,009,050
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	105,230
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34	10/27 at 100.00	AA+	1,237,060
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37	4/27 at 100.00	AA+	1,209,380
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
1,540	5.000%, 8/01/30	No Opt. Call	AA+	2,045,012
1,570	5.000%, 8/01/31	8/30 at 100.00	AA+	2,088,320
1,500	5.000%, 8/01/34	8/30 at 100.00	AA+	1,959,030
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000	5.000%, 11/15/33	11/25 at 100.00	BB	3,361,740
1,000	5.000%, 11/15/35	11/25 at 100.00	BB	1,116,460
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	BB	1,046,275
500	5.250%, 1/01/36	1/22 at 100.00	BB	513,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
$1,000	5.000%, 12/01/30	12/26 at 100.00	BB	$1,150,830
1,000	5.000%, 12/01/33	12/26 at 100.00	BB	1,139,740
	Hampton Roads Transportation Accountability Commision, Revenue Bonds, Senior Lien Series 2020A:
3,000	5.000%, 7/01/45	7/30 at 100.00	AA	3,814,440
2,000	5.250%, 7/01/60	7/30 at 100.00	AA	2,562,980
2,965	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa2	3,151,143
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 7/01/36	1/28 at 100.00	AA+	1,229,380
2,365	5.000%, 7/01/38	1/28 at 100.00	AA+	2,892,490
6,000	5.000%, 7/01/48	1/28 at 100.00	AA+	7,212,180
1,000	5.000%, 7/01/52	1/28 at 100.00	AA+	1,199,040
9,760	5.500%, 7/01/57	1/28 at 100.00	AA+	11,988,403
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 – AGM Insured	11/31 at 37.76	AA	762,270
960	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	986,918
1,000	Mosaic District Community Development Authority, Fairfax County, Virginia, Revenue Bonds, Refunding Series 2020A, 4.000%, 3/01/35	3/30 at 100.00	A2	1,145,110
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
365	4.500%, 9/01/28, 144A	9/27 at 100.00	N/R	386,312
800	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	861,536
2,185	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	2,347,673
4,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	4,805,844
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
48	0.000%, 7/01/24	No Opt. Call	N/R	45,173
81	0.000%, 7/01/27	No Opt. Call	N/R	71,303
79	0.000%, 7/01/29	7/28 at 98.64	N/R	65,361
102	0.000%, 7/01/31	7/28 at 91.88	N/R	78,325
115	0.000%, 7/01/33	7/28 at 86.06	N/R	81,768
84	4.500%, 7/01/34	7/25 at 100.00	N/R	91,678
3,247	0.000%, 7/01/51	7/28 at 30.01	N/R	714,892
8,615	5.000%, 7/01/58	7/28 at 100.00	N/R	9,541,457

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
$3,680	4.329%, 7/01/40	7/28 at 100.00	N/R	$3,958,392
61	4.536%, 7/01/53	7/28 at 100.00	N/R	65,735
31	4.784%, 7/01/58	7/28 at 100.00	N/R	33,901
	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015:
500	5.000%, 9/01/23, 144A	No Opt. Call	A	544,935
1,000	5.000%, 9/01/30, 144A	9/25 at 100.00	A	1,116,770
1,000	5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,108,020
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	3/21 at 100.00	Baa2	1,015,550
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,475,334
1,070	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,146,013
670	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	717,657
515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	543,088
4,000	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Series 2020A, 4.000%, 4/15/33	4/30 at 100.00	AA+	4,869,320
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Refunding Series 2017E:
1,000	5.000%, 2/01/30	2/28 at 100.00	AA+	1,255,050
2,000	5.000%, 2/01/32	2/28 at 100.00	AA+	2,497,700
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019A:
2,835	5.000%, 2/01/29	No Opt. Call	AA+	3,699,959
3,000	5.000%, 2/01/30	2/29 at 100.00	AA+	3,870,870
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019B, 5.000%, 2/01/31	2/29 at 100.00	AA+	2,561,160
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2020A:
1,500	4.000%, 2/01/36	2/30 at 100.00	AA+	1,792,710
2,000	4.000%, 2/01/37	2/30 at 100.00	AA+	2,381,040
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30	9/26 at 100.00	AA+	4,277,280
4,370	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/34	9/30 at 100.00	AA+	5,724,962
1,210	Virginia Port Authority, General Fund Revenue Bonds, Refunding Taxable Series 2020B, 5.000%, 7/01/29 (AMT)	No Opt. Call	AA+	1,552,878

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,430	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2016C, 5.000%, 8/01/36 (AMT)	8/26 at 100.00	AA+	$1,722,664
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B, 4.000%, 8/01/38 (AMT)	8/29 at 100.00	AA+	2,369,600
	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2020A:
1,000	5.000%, 8/01/31	8/30 at 100.00	AA+	1,335,370
1,000	5.000%, 8/01/34	8/30 at 100.00	AA+	1,315,260
2,500	5.000%, 8/01/36	8/30 at 100.00	AA+	3,244,275
6,000	5.000%, 8/01/37	8/30 at 100.00	AA+	7,728,000
1,765	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2020B, 4.000%, 8/01/32	8/30 at 100.00	AA+	2,178,063
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,385,980
3,030	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Infrastructutre Series 2020C, 5.000%, 11/01/29	No Opt. Call	AAA	4,012,993
	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Series 2019B:
500	4.000%, 11/01/37	11/29 at 100.00	AAA	591,405
500	4.000%, 11/01/38	11/29 at 100.00	AAA	589,645
25	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	26,836
35	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/21	3/21 at 100.00	Aa1	35,126
275	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2015D, 5.000%, 11/01/40	11/25 at 100.00	AAA	325,529
345	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	10/30 at 120.40	N/R	432,675
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	1,034,040
5,640	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2017, 4.000%, 5/15/42	5/27 at 100.00	AA+	6,358,818
3,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2019, 5.000%, 5/15/32	5/29 at 100.00	AA+	3,863,040
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45	7/30 at 100.00	AA	1,245,160
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Aa2	1,213,110
145,773	Total Tax Obligation/Limited			168,258,677

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 23.0%
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
$735	5.000%, 7/01/33	7/26 at 100.00	A2	$856,084
350	4.000%, 7/01/36	7/26 at 100.00	A2	382,823
770	4.000%, 7/01/38	7/26 at 100.00	A2	838,276
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,952,929
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
2,875	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	3,403,856
6,535	5.000%, 7/01/46	7/26 at 100.00	BBB	7,412,258
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000	0.000%, 7/15/32 (4)	7/28 at 100.00	BBB+	3,123,270
1,755	0.000%, 7/15/40 – AGM Insured (4)	7/28 at 100.00	AA	1,906,421
1,620	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/47	7/22 at 100.00	BBB+	1,694,925
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
305	4.000%, 10/01/38	10/29 at 100.00	A-	343,488
2,180	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	AA	2,434,057
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36	10/28 at 100.00	A	2,416,660
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	3,101,790
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
4,200	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	3,938,340
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	4,341,753
13,000	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	9,017,190
5,250	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	6,565,177
3,300	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	4,259,145
5,200	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	6,088,264

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
$625	5.000%, 10/01/34 (AMT)	10/27 at 100.00	Aa3	$752,988
3,000	5.000%, 10/01/42 (AMT)	10/27 at 100.00	Aa3	3,546,360
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
3,000	5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aa3	3,702,510
3,345	5.000%, 10/01/37 (AMT)	10/28 at 100.00	Aa3	4,064,275
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A:
1,000	5.000%, 10/01/30 (AMT)	10/29 at 100.00	Aa3	1,275,190
1,000	5.000%, 10/01/38 (AMT)	10/29 at 100.00	Aa3	1,237,560
4,000	5.000%, 10/01/40 (AMT)	10/29 at 100.00	Aa3	4,925,800
1,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020B Forward Delivery, 4.000%, 10/01/39	10/30 at 100.00	Aa3	1,172,650
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	152,622
595	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	604,877
	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
1,585	5.000%, 7/01/38	7/29 at 100.00	A-	1,921,575
775	5.000%, 7/01/39	7/29 at 100.00	A-	937,208
1,185	5.000%, 7/01/43	7/29 at 100.00	A-	1,418,054
490	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	508,605
645	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	669,433
3,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	3,514,800
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
7,725	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	8,931,722
2,825	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	3,260,898
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012:
3,575	5.000%, 7/01/34 (AMT)	1/22 at 100.00	BBB	3,693,547
1,500	5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,549,350
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
1,000	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	1,032,560
4,015	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	4,144,725

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
$1,500	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	$1,570,920
2,665	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	2,825,246
11,590	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	12,095,903
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
2,000	5.000%, 7/01/30	7/27 at 100.00	AA	2,455,940
1,000	5.000%, 7/01/33	7/27 at 100.00	AA	1,216,720
2,000	5.000%, 7/01/36	7/27 at 100.00	AA	2,418,640
1,400	5.000%, 7/01/37	7/27 at 100.00	AA	1,689,562
3,250	5.000%, 7/01/42	7/27 at 100.00	AA	3,884,238
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AA-	1,206,830
136,120	Total Transportation			146,458,014
	U.S. Guaranteed – 6.4% (5)
525	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	573,951
2,000	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 5.000%, 10/01/33 (Pre-refunded 4/01/26)	4/26 at 100.00	AAA	2,438,560
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	1,366,302
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A:
1,400	5.000%, 10/01/40 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,777,216
2,100	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,665,824
1,770	5.000%, 10/01/43 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,246,909
3,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Washington & Lee University, Series 2013, 5.000%, 1/01/43 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	3,121,500
3,755	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2019, 5.000%, 8/01/46 (Pre-refunded 8/01/28)	8/28 at 100.00	AAA	4,853,600
1,870	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/31 (Pre-refunded 3/01/27)	3/27 at 100.00	AAA	2,332,731
1,570	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,609,046
235	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	244,708
1,415	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2015B, 5.000%, 8/01/21 (ETM)	No Opt. Call	N/R	1,443,258
4,500	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/38 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	AA+	5,338,755

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$2,180	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2012A, 5.000%, 8/01/24 (Pre-refunded 8/01/22)	8/22 at 100.00	AA+	$2,329,919
3,975	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	4,291,768
725	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2015D, 5.000%, 11/01/40 (Pre-refunded 11/01/25)	11/25 at 100.00	N/R	871,863
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37 (Pre-refunded 12/01/26)	12/26 at 100.00	N/R	1,238,620
1,665	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	A+	1,878,836
890	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/48 (Pre-refunded 8/15/25)	8/25 at 38.79	Aaa	332,735
35,795	Total U.S. Guaranteed			40,956,101
	Utilities – 5.9%
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	2,060,000
3,660	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,749,157
2,500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	2,739,650
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33	7/27 at 100.00	A-	1,170,440
1,735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	2,090,658
825	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/33	10/27 at 100.00	BBB	961,191
	Guam Power Authority, Revenue Bonds, Series 2012A:
390	5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	415,943
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,593,090
1,350	5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	1,429,677
3,085	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,162,125
2,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008B, 0.750%, 11/01/35 (Mandatory Put 9/02/25)	No Opt. Call	A2	1,987,180
4,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	4,639,520
1,715	Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42	11/27 at 100.00	AA+	2,077,105
1,355	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.125%, 7/01/37	7/22 at 100.00	CCC	1,424,186

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,000	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A, 5.000%, 1/15/32	1/26 at 100.00	Aa1	$6,008,200
1,000	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (AMT) (Mandatory Put 7/01/38), 144A	7/23 at 100.00	B	1,045,800
1,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	1,011,240
34,115	Total Utilities			37,565,162
$563,978	Total Municipal Bonds (cost $580,688,589)			624,022,435

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
32,138	American Airlines Group Inc, (6), (7)	$672,970
	Total Common Stocks (cost $905,444)	672,970
	Total Long-Term Investments (cost $581,594,033)	624,695,405

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.8%
	MUNICIPAL BONDS – 0.8%
	Education and Civic Organizations – 0.6%
$1,700	Loudoun County Industrial Development Authority, Virginia, Multi-Modal Revenue Bonds, Howard Hughes Medical Institute, Variable Rate Demand Obligations, Series 2013A, 0.020%, 6/01/43 (Mandatory Put 3/05/21) (8)	4/21 at 100.00	A-1+	$1,700,000
1,930	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Howard Hughes Medical Institute, Variable Rate Demand Obligations, Series 2003E, 0.030%, 2/15/38 (Mandatory Put 3/05/21) (8)	5/21 at 100.00	A-1+	1,930,000
3,630	Total Education and Civic Organizations			3,630,000
	Health Care – 0.1%
965	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Variable Rate Demand Obligations, Series 2016C, 0.030%, 5/15/42 (Mandatory Put 3/05/21) (8)	4/21 at 100.00	A-1+	965,000
	Utilities – 0.1%
800	Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Variable Rate Demand Obligations, Series 2005, 0.020%, 1/01/30 (Mandatory Put 3/05/21) (8)	4/21 at 100.00	A-1	800,000
$5,395	Total Short-Term Investments (cost $5,395,000)			5,395,000
	Total Investments (cost $586,989,033) – 98.8%			630,090,405
	Other Assets Less Liabilities – 1.2%			7,332,502
	Net Assets – 100%			$637,422,907

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$624,022,435	$ —	$624,022,435
Common Stocks	672,970	—	—	672,970
Short-Term Investments:
Municipal Bonds	—	5,395,000	—	5,395,000
Total	$672,970	$629,417,435	$ —	$630,090,405

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)